Registration Nos.  2-68348
                                                                        811-2819
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-1A

                   REGISTRATION STATEMENT UNDER THE SECURITIES
                                 ACT OF 1933                    [ ]

                          Pre-Effective Amendment No. __        [ ]

                          Post-Effective Amendment No. 42       [X]

                                     and/or

                   REGISTRATION STATEMENT UNDER THE INVESTMENT
                             COMPANY ACT OF 1940                [ ]

                          Amendment No. 42                      [X]
                            (Check appropriate box or boxes.)

                            CDC Nvest Cash Management Trust
--------------------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                            399 Boylston Street
                            Boston, Massachusetts        02116
--------------------------------------------------------------------------------
               (Address of principal executive offices)  (Zip Code)

Registrant's Telephone Number, including Area Code    (617) 449-2801
                                                      --------------

                             John E. Pelletier, Esq.
                  CDC IXIS Asset Management Distributors, L.P.
                               399 Boylston Street
                           Boston, Massachusetts 02116
--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)
                                    Copy to:
                               John M. Loder, Esq.
--------------------------------------------------------------------------------
                                  Ropes & Gray
                             One International Place
                           Boston, Massachusetts 02110

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box):
[   ] Immediately upon filing pursuant to paragraph (b)
[ X ] On September 1, 2004 pursuant to paragraph (b)
[   ] 60 days after filing pursuant to paragraph (a)(1)
[   ] On (date) pursuant to paragraph (a)(1)
[   ] 75 days after filing pursuant to paragraph (a)(2)
[   ] on (date) pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box:
[   ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

CDC Nvest logo




WHAT'S INSIDE

GOALS, STRATEGIES & RISKS.......PAGE 1

FUND FEES & EXPENSES...........PAGE 3

MANAGEMENT TEAM...............PAGE 5

FUND SERVICES......................PAGE 7

FINANCIAL PERFORMANCE...........PAGE 17


CDC NVEST MONEY MARKET FUND


CDC NVEST CASH MANAGEMENT TRUST --                                    PROSPECTUS
MONEY MARKET SERIES                                            SEPTEMBER 1, 2004
Reich & Tang Asset Management, LLC


[Reich & Tang logo]






              The Securities and Exchange Commission has not approved the Fund's shares or determined whether this Prospectus is accurate or complete. Anyone who tells you otherwise is committing a crime.

              For general information on the Fund or any of its services and for assistance in opening an account, contact your financial representative or call CDC Nvest Funds.


              CDC Nvest Funds
              P.O. Box 219579
              Kansas City, MO 64121-9579
              800-225-5478
              www.cdcnvestfunds.com

TABLE OF CONTENTS


GOALS, STRATEGIES & RISKS
CDC Nvest Cash Management Trust-- Money Market Series..............................................................1
FUND FEES & EXPENSES
Fund Fees & Expenses...............................................................................................3
MORE ABOUT RISK
More About Risk....................................................................................................4
MANAGEMENT TEAM
Meet the Fund's Investment Adviser and Subadviser..................................................................5
FUND SERVICES
Investing in the Fund..............................................................................................7
It's Easy to Open an Account.......................................................................................7
Buying Shares......................................................................................................8
Selling Shares.....................................................................................................10
Selling Shares in Writing..........................................................................................11
Exchanging Shares..................................................................................................12
Restrictions on Buying, Selling and Exchanging Shares..............................................................12
How Fund Shares Are Priced.........................................................................................14
Dividends and Distributions........................................................................................14
Tax Consequences...................................................................................................15
Additional Investor Services.......................................................................................16
FUND PERFORMANCE
Fund Performance...................................................................................................17
GLOSSARY OF TERMS
Glossary of Terms..................................................................................................19



If you have any questions about any of the terms used in this Prospectus, please refer to the "Glossary of Terms."

To learn more about the possible risks of investing in the Fund, please refer to the section entitled "More About Risk." This section details the risks of practices in which the Fund may engage. Please read this section carefully before you invest.

Fund shares are not bank deposits and are not guaranteed, endorsed or insured by the Federal Deposit Insurance Corporation or any other government agency, and are subject to investment risks, including possible loss of the principal invested.

GOALS, STRATEGIES & RISKS

CDC NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

Adviser:          CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers")
SUBADVISER:       Reich & Tang Asset Management, LLC ("Reich & Tang")

TICKER SYMBOL:     CLASS A                CLASS B                      CLASS C
                    NEMXX                  NMBXX                        NVCXX


INVESTMENT GOAL

The Fund seeks maximum current income consistent with preservation of capital and liquidity.

PRINCIPAL INVESTMENT STRATEGIES

The Fund will invest up to 100% of its assets in high-quality, short-term, U.S. dollar-denominated money market investments issued by U.S. and foreign issuers. To preserve its investors' capital, the Fund seeks to maintain a stable $1.00 share price. Some of the Fund's portfolio positions include:
|X|      Certificates of deposit
|X|      Bankers' acceptances or bank notes
|X|      Securities issued or guaranteed by the U.S. government
|X|      Commercial paper
|X|      Repurchase agreements
|X|      Other corporate debt obligations
|X|      Cash

Reich & Tang will manage the Fund's portfolio in compliance with industry-standard requirements for money market funds. These requirements include:
o CREDIT QUALITY -- The Fund's investments are generally rated in the two highest rating categories as rated by a major credit agency.

o MATURITY-- Each of the Fund's investments has a maturity of 397 days or less and the dollar-weighted average portfolio maturity is 90 days or less.

o DIVERSIFICATION -- The Fund is diversified, which limits its exposure to any given issuer.


Reich & Tang may adjust the Fund's holdings or its average maturity based on actual or anticipated changes in interest rates or credit quality. The Fund is appropriate for investors who seek a conservative investment for their portfolio or who are comfortable with the risks described below and may need cash immediately.



A "snapshot" of the Fund's investments may be found in the current annual or semiannual report. (See back cover.)

PRINCIPAL INVESTMENT RISKS

CREDIT AND INTEREST RATE RISK: The Fund is subject to credit risk and interest rate risk. Credit risk relates to the ability of an issuer to make payments of principal and interest when due and includes the risk of default. Although generally considered unlikely, the risk of default could cause the Fund's share price or yield to fall. Interest rate risk relates to changes in a security's value as a result of changes in interest rates. Generally, the value of money market securities rises when prevailing interest rates fall and falls when interest rates rise.

FOREIGN INVESTMENT RISK: Risks of foreign investments include a lack of issuer information and the risk of political uncertainties, as well as different regulatory requirements than those for U.S. investments.

NOT INSURED: An investment in the Fund is not a deposit of a bank or insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the net asset value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

FOR ADDITIONAL INFORMATION SEE THE SECTION ENTITLED "MORE ABOUT RISK."

EVALUATING THE FUND'S PAST PERFORMANCE


The bar chart and table shown below give an indication of the risks of investing in the Fund by showing changes in the Fund's performance from year to year and by showing the Fund's average annual returns for the one-year, five-year and ten-year periods (or since inception if shorter). The Fund's past performance does not necessarily indicate how the Fund will perform in the future. The Fund's current subadviser assumed its role in June 2001. This chart and table reflect results achieved by the previous subadviser for periods prior to June 2001. The Fund's performance may have been different under its current advisory arrangements.

The bar chart shows the Fund's total returns for Class A shares for each of the last ten calendar years. +


-----------------------------------------------------------------------------------------------------------------------
TOTAL RETURN
    1994         1995        1996        1997        1998        1999        2000        2001       2002       2003
   3.43%        5.30%       4.77%       4.90%       4.91%       4.51%       5.76%       3.53%       1.06%      0.37%
------------- ----------- ----------- ----------- ----------- ----------- ----------- ----------- ---------- ----------

(DELTA)  Highest Quarterly Return: Fourth Quarter 2000, up 1.49%
         Lowest Quarterly Return: Third Quarter 2003, up 0.06%

+ The Fund's total return for Class A shares year-to-date as of June 30, 2004 was 0.10%.

The table below shows the average annual total returns for each class of the Fund for the one-year, five-year and ten-year periods.

------------------------------------------------------------------- ------------------ ------------------ ------------------

AVERAGE ANNUAL TOTAL RETURNS                                           PAST 1 YEAR       PAST 5 YEARS       PAST 10 YEARS
(FOR THE PERIODS ENDED DECEMBER 31, 2003)
------------------------------------------------------------------- ------------------ ------------------ ------------------
CDC Nvest Cash Management Trust-Money Market Series:
------------------------------------------------------------------- ------------------ ------------------ ------------------
Class A (Inception 7/10/78)                                               0.37%              3.02%              3.84%
------------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------------- ------------------ ------------------ ------------------
Class B (Inception 9/13/93)                                               0.37%              3.02%              3.84%
------------------------------------------------------------------- ------------------ ------------------ ------------------
------------------------------------------------------------------- ------------------ ------------------ ------------------
Class C (Inception 3/1/98)                                                0.37%              3.03%             3.29%*
------------------------------------------------------------------- ------------------ ------------------ ------------------

*    Since class inception

For past expenses of Classes A, B and C shares, see the section entitled "Fund Fees & Expenses."

For current yield information about the Fund, shareholders or their financial representatives may call CDC Nvest Funds Personal Access Line(R) 24 hours a day at 800-225-5478, press 1.

FUND FEES & EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold shares of the Fund.

SHAREHOLDER FEES

(fees paid directly from your investment)

--------------------------------------------------------- -------------------------------------
                                                                CASH MANAGEMENT TRUST --
                                                                  MONEY MARKET SERIES
--------------------------------------------------------- -------------------------------------
--------------------------------------------------------- ----------- ------------ ------------
                                                           CLASS A      CLASS B      CLASS C
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Maximum sales charge (load) imposed on purchases          None        None         None
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Maximum deferred sales charge (load)                      None*       None*        None*
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Redemption fees                                           None**      None**       None**
--------------------------------------------------------- ----------- ------------ ------------

* Shares of each class are sold without any sales charge. However, shares may be subject to a Contingent Deferred Sales Charge ("CDSC") if the shares were purchased by exchange from another CDC Nvest Fund. See the section entitled "Exchanging Shares."
** Generally, a transaction fee will be charged for expedited payment of redemption proceeds such as by wire or overnight delivery.

ANNUAL FUND OPERATING EXPENSES


(expenses that are deducted from Fund assets, as a percentage of average daily net assets)

--------------------------------------------------------- -------------------------------------
                                                                CASH MANAGEMENT TRUST --
                                                                  MONEY MARKET SERIES
--------------------------------------------------------- -------------------------------------
--------------------------------------------------------- ----------- ------------ ------------
                                                           CLASS A      CLASS B      CLASS C
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Management fees                                                0.40%        0.40%        0.40%
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Distribution and/or service (12b-1) fees                        None         None         None
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Other expenses                                                 0.54%        0.54%        0.54%
--------------------------------------------------------- ----------- ------------ ------------
--------------------------------------------------------- ----------- ------------ ------------
Total annual fund operating expenses                           0.94%        0.94%        0.94%
--------------------------------------------------------- ----------- ------------ ------------



EXAMPLE

This example, which is based upon the expenses shown in the "Annual Fund Operating Expenses" table, is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

The example assumes that:
o You invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods;

o    Your investment has a 5% return each year;

o    The Fund's operating expenses remain the same; and

o    All dividends and distributions are reinvested.

Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be:


---------------- ----------------------------------------
                         CASH MANAGEMENT TRUST --
                           MONEY MARKET SERIES
---------------- ----------------------------------------
---------------- ------------ ------------ --------------
                   CLASS A    CLASS B (1)   CLASS C (1)
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
         1 year          $96          $96            $96
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
        3 years         $300         $300           $300
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
        5 years         $520         $520           $520
---------------- ------------ ------------ --------------
---------------- ------------ ------------ --------------
       10 years       $1,155       $1,155         $1,155
---------------- ------------ ------------ --------------
(1) Assumes CDSC does not apply to the redemption. See the section entitled "Exchanging Shares."

MORE ABOUT RISK

The Fund has principal investment strategies that come with inherent risks. The following is a list of risks to which the Fund may be subject because of its investment in various types of securities or engagement in various practices.



CREDIT RISK The risk that the issuer of a security, or the counterparty to a contract, will default or otherwise become unable to honor a financial obligation. Funds that invest in securities rated below investment grade quality (i.e., below a rating of Baa or BBB by Moody's or S&P, respectively), or that are unrated but judged to be of comparable quality by the Fund's subadviser are subject to greater credit risk than funds that do not invest in such securities.

FOREIGN RISK The risk associated with investments in issuers located in foreign countries. A Fund's investments in foreign securities may experience more rapid and extreme changes in value than investments in securities of U.S. companies. In the event of a nationalization, expropriation or other confiscation, a Fund that invests in foreign securities could lose its entire investment. When a Fund invests in securities from issuers located in countries with emerging markets, it may face greater foreign risk since emerging market countries may be more likely to experience political and economic instability.


INFORMATION RISK The risk that key information about a security is inaccurate or unavailable.

INTEREST RATE RISK The risk of market losses attributable to changes in interest rates. In general, the prices of fixed-income securities rise when interest rates fall, and prices fall when interest rates rise.

LIQUIDITY RISK The risk that certain securities may be difficult or impossible to sell at the time and at the price that the seller would like. This may result in a loss or may otherwise be costly to the Fund. These types of risks may also apply to restricted securities, Section 4(2) Commercial Paper, and Rule 144A Securities.

MANAGEMENT RISK The risk that a strategy used by the Fund's portfolio management may fail to produce the intended result.

MARKET RISK The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably, based upon a change in an issuer's financial condition as well as overall market and economic conditions.

OPPORTUNITY RISK The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are invested in less profitable investments.


POLITICAL RISK The risk of losses directly attributable to government or political actions.


VALUATION RISK The risk that the Fund has valued certain securities at a higher price than the price at which they can be sold.

MANAGEMENT TEAM
MEET THE FUND'S INVESTMENT ADVISER AND SUBADVISER


The CDC Nvest Funds family (as defined below) currently includes 23 mutual funds. The CDC Nvest Funds family had combined assets of $5.1 billion as of June 30, 2004. CDC Nvest Funds are distributed through CDC IXIS Asset Management Distributors, L.P. (the "Distributor"). This Prospectus covers CDC Nvest Cash Management Trust - Money Market Series (the "Money Market Fund" or the "Fund"). CDC Nvest Equity Funds, CDC Nvest Star Funds, CDC Nvest Income Funds, CDC Nvest Tax Free Income Funds, Loomis Sayles Research Fund, Loomis Sayles Growth Fund, Loomis Sayles International Equity Fund, and CDC IXIS Moderate Diversified Portfolio and the Money Market Fund constitute the "CDC Nvest Funds".

ADVISER

CDC IXIS ADVISERS, located at 399 Boylston Street, Boston, Massachusetts 02116, serves as the adviser to the Fund. CDC IXIS Advisers is a subsidiary of CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America"), which is part of an international Asset Management Group based in Paris, France. The Asset Management Group is ultimately owned principally, directly and indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by affiliated French savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. CDC IXIS Asset Management North America has 15 principal subsidiary or affiliated asset management firms that collectively had $161 billion in assets under management at June 30, 2004. CDC IXIS Advisers oversees, evaluates, and monitors the subadvisory services provided  to  the  Fund.  It  also  provides  general  business  management  and administration to the Fund. CDC IXIS Advisers does not determine what investments will be purchased by the Fund. The subadviser listed below makes the investment decisions for the Fund.

The combined advisory and subadvisory fees paid by the Fund for the fiscal year ended June 30, 2004, as a percentage of the Fund's average daily net assets, were 0.40%.

SUBADVISER

REICH & TANG, located at 600 Fifth Avenue, New York, New York 10020, serves as the subadviser for the Fund. Reich & Tang is a limited liability company with 99.5% of its membership interest owned by CDC IXIS North America and the remaining 0.5% membership interest owned by CDC IXIS Asset Management Holdings, LLC. Reich & Tang's origins date back to 1970, and as of June 30, 2004, it is the investment manager, adviser or subadviser with respect to assets in excess of $17 billion.

SUBADVISORY AGREEMENTS

The CDC Nvest Funds have received an exemptive order from the Securities and Exchange Commission (the "SEC") that permits CDC IXIS Advisers to amend or continue existing subadvisory agreements when approved by the Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without shareholder approval, if approved by the Board of Trustees. Before a Fund can rely on the exemptions described above, a majority of the shareholders of the Fund must approve reliance by the Fund on the exemptive order. Certain Funds have received shareholder approval to rely on the exemptive order. (As of the date of this prospectus, CDC Nvest Cash Management Trust - Money Marke Series has not received shareholder approval to rely on the exemptive order.) Shareholders will be notified of any subadviser changes.

PORTFOLIO TRADES

In placing portfolio trades, the Fund's adviser or subadviser may use brokerage firms that market the Fund's shares or are affiliated with CDC IXIS Asset Management North America, CDC IXIS Advisers or Reich & Tang. In placing trades, Reich & Tang will seek to obtain the best combination of price and execution, which involves a number of judgmental factors. Such portfolio trades are subject to applicable regulatory restrictions and related procedures adopted by the Board of Trustees.



TRANSACTIONS WITH OTHER INVESTMENT COMPANIES. To the extent permitted by applicable law and/or pursuant to exemptive relief from the SEC, Funds managed by CDC IXIS Advisers, Reich & Tang and their affiliates may invest any of its daily cash balances in shares of the Fund.

The Fund may borrow money for temporary or emergency purposes in accordance with its investment restrictions. Subject to the terms of any applicable exemptive relief that may be granted by the SEC, Funds managed by CDC IXIS Advisers, Reich & Tang and their affiliates may borrow for such purposes from each other under an interfund lending program. In such a program, a Fund and affiliated funds would be permitted to lend and borrow money for certain temporary or emergency purposes directly to and from one another. Participation in such an interfund lending program would be voluntary for both borrowing and lending funds, and a Fund would participate in an interfund lending program only if the Board of Trustees determined that doing so would benefit a Fund. Should a Fund participate in such an interfund lending program, the Board of Trustees would establish procedures for the operation of the program by CDC IXIS Advisers or an affiliate.

FUND SERVICES

INVESTING IN THE FUND

CHOOSING A SHARE CLASS


The Money Market Fund offers Class A, Class B and Class C shares to the public. The classes of the Fund enable shareholders in the same classes of another CDC Nvest Fund to invest in the Fund through an exchange of shares.


CERTIFICATES

Certificates will not be issued automatically for any class of shares. Upon written request, you may receive certificates for Class A shares only.

IT'S EASY TO OPEN AN ACCOUNT

TO OPEN AN ACCOUNT WITH CDC NVEST FUNDS:


1. Read this Prospectus carefully. The Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number.


2. Determine how much you wish to invest. The following chart shows the investment minimums for various types of accounts:


--------------------------------------------- ---------------------- ------------------------------------- --------------
              TYPE OF ACCOUNT                  MINIMUM TO OPEN AN      MINIMUM TO OPEN AN ACCOUNT USING     MINIMUM FOR
                                                                        INVESTMENT BUILDER OR PAYROLL        EXISTING
                                                     ACCOUNT                      DEDUCTION                  ACCOUNTS
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Any account other than those listed below            $2,500                          $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Accounts registered under the Uniform Gifts
to Minors Act ("UGMA") or the Uniform
Transfers to Minors Act ("UTMA")                     $2,500                          $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Individual Retirement Accounts ("IRAs")               $500                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Coverdell Education Savings Accounts                  $500                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Retirement plans with tax benefits such as
corporate pension, profit sharing and Keogh
plans                                                 $250                           $25                       $100
--------------------------------------------- ---------------------- ------------------------------------- --------------
--------------------------------------------- ---------------------- ------------------------------------- --------------

Payroll Deduction Investment Programs for
SARSEP*, SEP, SIMPLE IRA, 403(b)(7) and
certain other retirement plans                         $25                           N/A                        $25
--------------------------------------------- ---------------------- ------------------------------------- --------------

*Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

3. Complete the appropriate parts of the account application, carefully following the instructions. If you have any questions, please call your financial representative or CDC Nvest Funds at 800-225-5478. For more information on CDC Nvest Funds' investment programs, refer to the section entitled "Additional Investor Services" in this Prospectus.

4.  Use the following sections as your guide for purchasing shares.

SELF-SERVICING YOUR ACCOUNT

Buying or selling shares is easy with the services described below:

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

800-225-5478, PRESS 1

CDC NVEST FUNDS WEB SITE

WWW.CDCNVESTFUNDS.COM

You have access to your account 24 hours a day by calling the Personal Access Line(R) from a touch-tone telephone or by visiting us online. Using these customer service options, you may:

o purchase, exchange or redeem shares in your existing accounts (certain restrictions may apply);

o review your account balance, recent transactions, Fund prices and recent performance;

o    order duplicate account statements; and

o    obtain tax information.

Please see the following pages for other ways to buy, exchange or sell your shares.


BUYING SHARES


                                                   OPENING AN ACCOUNT                    ADDING TO AN ACCOUNT
THROUGH YOUR INVESTMENT DEALER
                                         |X|  Call your investment dealer for information about opening or adding to an account.  Dealers may also charge you a processing or service fee in connection with the purchase of fund shares.

BY MAIL
                                         |X|  Make out a check in U.S.           |X|  Make out a check in U.S.
                                              dollars for the investment              dollars for the investment
                                              amount, payable to "CDC Nvest           amount, payable to "CDC Nvest
                                              Funds."  Third party checks and         Funds."  Third party checks and
                                              "starter" checks will not be            "starter" checks will not be
                                              accepted.                               accepted.


                                         |X|  Mail the check with your           |X|  Complete the investment
[envelope icon]                               completed application to CDC            slip from an account statement
                                              Nvest Funds, P.O. Box 219579,           or include a letter specifying
                                              Kansas City, MO 64121-9579.             the Fund name, your class of
                                                                                      shares, your account number and
                                                                                      the registered account
                                                                                      name(s).
BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)

                                         |X|  Obtain a current prospectus         |X| Call your investment dealer
[exchange icon]                               for the Fund into which you are         or CDC Nvest Funds at
                                              exchanging by calling your              800-225-5478 or visit
                                              investment dealer or CDC Nvest          www.cdcnvestfunds.com to
                                              Funds at 800-225-5478.                  request an exchange.

                                         |X|  Call your investment dealer
                                              or CDC Nvest Funds or visit
                                              www.cdcnvestfunds.com to request
                                              an exchange.

BY WIRE
                                         |X|  Opening an account by wire         |X|  Instruct your bank to
                                              is not available.                       transfer funds to State Street
                                                                                      Bank & Trust Company, ABA
                                                                                      #011000028, and DDA #99011538.
                                                                                 |X|  Specify the Fund name, your
[wire icon]                                                                           class of shares, your account
                                                                                      number and the registered
                                                                                      account name(s).  Your bank may
                                                                                      charge you for such a transfer.


                                       12





THROUGH AUTOMATED CLEARING HOUSE ("ACH")
                                         |X|  Although you cannot open an        |X|  Call CDC Nvest Funds at
                                              account through ACH, you may add        800-225-5478 or visit
[ACH icon]                                    this feature by selecting it on         www.cdcnvestfunds.com to add
                                              your account application.               shares to your account through
                                         |X|  Ask your bank or credit                 ACH.
                                              union whether it is a member of    |X|  If you have not signed up
                                              the ACH system.                         for the ACH system, please call
                                                                                      CDC Nvest Funds or visit
                                                                                      www.cdcnvestfunds.com for a
                                                                                      Service Options Form.  A
                                                                                      signature guarantee may be
                                                                                      required to add this privilege.

AUTOMATIC INVESTING THROUGH INVESTMENT BUILDER
                                         |X|  Indicate on your application        |X| Please call CDC Nvest Funds
[builder icon]                                that you would like to begin an         at 800-225-5478 or visit
                                              automatic investment plan               www.cdcnvestfunds.com for a
                                              through Investment Builder and          Service Options Form.  A
                                              the amount of the monthly               signature guarantee may be
                                              investment ($25 minimum).               required to add this privilege.
                                         |X|  Include a check marked              |X| See the section entitled
                                              "Void" or a deposit slip from           "Additional Investor Services."
                                              your bank account.
AUTOMATIC INVESTING THROUGH PAYROLL DEDUCTION

[payroll icon]                            |X|  Call CDC Nvest Funds at            |X| Call CDC Nvest Funds at
                                               800-225-5478 or visit                  800-225-5478 or visit
                                               www.cdcnvestfunds.com for a            www.cdcnvestfunds.com for a
                                               Payroll Deduction Authorization        Payroll Deduction Authorization
                                               Form.                                  Form.
                                          |X|  Indicate on your                   |X| See the section entitled
                                               application that you would like        "Additional Investor Services."
                                               to begin Payroll Deduction and
                                               include the Payroll Deduction
                                               Authorization Form.




SELLING SHARES
TO SELL SOME OR ALL OF YOUR SHARES

Certain restrictions may apply. See section entitled "Restrictions on Buying, Selling and Exchanging Shares."


THROUGH YOUR INVESTMENT DEALER
                                       o    Call your investment dealer for information.  Dealers may also charge you a processing or service fee in connection with the redemption of fund shares.


BY MAIL
                                       o    Write a letter to request redemption.  Specify the name of your Fund, class of shares, account number, the exact registered account name(s), the number of shares or the dollar amount to be redeemed and the method by which you wish to receive your proceeds.  Additional materials may be required.  See the section entitled "Selling Shares in Writing."
[envelope icon]                        o    The request must be signed by all of the owners of the shares and must include the capacity in which they are signing, if appropriate.
                                       o    Mail your request by REGULAR mail to CDC Nvest Funds, P.O. Box
                                            219579, Kansas City, MO 64121-9579 or by REGISTERED, EXPRESS or CERTIFIED
                                            mail to CDC Nvest Funds, 330 West 9th Street, Kansas City, MO 64105-1514.
                                       o    Your proceeds (less any applicable CDSC) will be delivered by the method chosen in your letter.  Proceeds delivered by mail will generally be mailed to you on the business day after the request is received in good order.

BY EXCHANGE (SEE THE SECTION ENTITLED "EXCHANGING SHARES" FOR MORE DETAILS.)
                                       o    Obtain a current prospectus for the Fund into which you are exchanging by calling your investment dealer or CDC Nvest Funds at
                                            800-225-5478.
[exchange icon]                        o    Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an exchange.

BY WIRE
                                       o    Complete the "Bank Information" section on your account application.
[wire icon]                            o    Call CDC Nvest Funds at 800-225-5478 or visit www.cdcnvestfunds.com or indicate in your redemption request letter (see above) that you wish to have your proceeds wired to your bank.
                                       o    Proceeds (less any applicable CDSC) will generally be wired on the next business day.  A wire fee (currently $5.00) will be deducted from the proceeds.  Your bank may charge you a fee to receive the wire.

THROUGH AUTOMATED CLEARING HOUSE
                                       o    Ask your bank or credit union whether it is a member of the ACH system.
                                       o    Complete the "Bank Information" section on your account application.
[ ACH icon]                            o    If you have not signed up for the ACH system on your application, please call CDC Nvest Funds at 800-225-5478 or visit
                                            www.cdcnvestfunds.com for a Service Options Form.
                                       o    Call CDC Nvest Funds or visit www.cdcnvestfunds.com to request an ACH redemption.
                                       o    Proceeds (less any applicable CDSC) will generally arrive at your bank within three business days.


                                       14


BY TELEPHONE
                                       o    Call CDC Nvest Funds at 800-225-5478 to choose the method you wish to
[telephone icon]                            use to redeem your shares.  You may receive your proceeds by mail, by wire or through ACH (see above).


BY SYSTEMATIC WITHDRAWAL PLAN (SEE THE SECTION ENTITLED "ADDITIONAL INVESTOR SERVICES" FOR MORE DETAILS.)
                                       o    Call CDC Nvest Funds at 800-225-5478 or your financial representative for more information.
[systematic icon]                      o    Because withdrawal payments may have tax consequences, you should consult your tax adviser before establishing such a plan.


BY CHECK (FOR CLASS A SHARES ONLY)
                                       o    Select the checkwriting option on your application and complete the signature card.
o        [check icon]                  o    To add this privilege to an existing account, call CDC Nvest Funds at
                                            800-225-5478 for a Service Options Form.
                                       o    Each check must be written for $250 or more.
                                       o    You may not close your account by withdrawal check. Please call your financial representative or CDC Nvest Funds to close an account.

SELLING SHARES IN WRITING

If you wish to redeem your shares in writing, all owners of the shares must sign the redemption request in the exact names in which the shares are registered and indicate any special capacity in which they are signing. In certain situations, you will be required to make your request to sell shares in writing. In these instances, a letter of instruction signed by the authorized owner is necessary. In certain situations, we also may require a signature guarantee or additional documentation.


A medallion signature guarantee protects you against fraudulent orders and is necessary if:

o    your address of record has been changed within the past 30 days;

o you are selling more than $100,000 worth of shares and you are requesting the proceeds by check;

o a proceeds check for any amount is either mailed to an address other than the address of record or not payable to the registered owner(s); or

o the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

A notary public CANNOT provide a medallion signature guarantee. The Fund will only accept signature guarantees bearing the STAMP2000 Medallion imprint. A signature guarantee can be obtained from one of the following sources:


o    a financial representative or securities dealer;

o    a federal savings bank, cooperative, or other type of bank;

o    a savings and loan or other thrift institution;

o    a credit union; or

o    a securities exchange or clearing agency.

The table below shows some situations in which additional documentation may be necessary. Please call your financial representative or CDC Nvest Funds regarding requirements for other account types.



SELLER (ACCOUNT TYPE)                                       REQUIREMENTS FOR WRITTEN REQUESTS

QUALIFIED RETIREMENT BENEFIT PLANS (EXCEPT CDC NVEST        o    The request must include the signatures of all
FUNDS PROTOTYPE DOCUMENTS)                                       those authorized to sign, including title.
                                                            o    Medallion signature guarantee, if applicable
                                                                 (see above).
                                                            o    Additional documentation and distribution forms
                                                                 may be required.

INDIVIDUAL RETIREMENT ACCOUNTS                              o    Additional documentation and distribution forms
                                                                 may be required.

INDIVIDUAL, JOINT, SOLE PROPRIETORSHIP, UGMA/UTMA (MINOR    o    The request must include the signatures of all
ACCOUNTS)                                                        persons authorized to sign, including title, if
                                                                 applicable.
                                                            o    Medallion signature guarantee, if applicable
                                                                 (see above).
                                                            o    Additional documentation may be required.

CORPORATE OR ASSOCIATION ACCOUNTS                           o    The request must include the signatures of all
                                                                 persons authorized to sign, including title.
                                                            o    Certified copy of corporate resolution or
                                                                 similar documents.


                                       16



OWNERS OR TRUSTEES OF TRUST ACCOUNTS                        o    The request must include the signatures of all
                                                                 trustees authorized to sign, including title.
                                                            o    If the names of the trustees are not registered
                                                                 on the account, please provide a copy of the trust
                                                                 document certified within the past 60 days.
                                                            o    Medallion signature guarantee, if applicable
                                                                 (see above).

JOINT TENANCY WHOSE CO-TENANTS ARE DECEASED                 o    The request must include the signatures of all
                                                                 surviving tenants of the account.
                                                            o    Certified copy of the death certificate.
                                                            o    Medallion signature guarantee if proceeds check
                                                                 is issued to other than the surviving tenants.
POWER OF ATTORNEY (POA)                                     o    The request must include the signatures of the
                                                                 attorney-in-fact, indicating such title.
                                                            o    A medallion signature guarantee.
                                                            o    Certified copy of the POA document stating it is
                                                                 still in full force and effect, specifying that the
                                                                 grantor is alive, the exact Fund and account number,
                                                                 and certified within 30 days of receipt of
                                                                 instructions.*

EXECUTORS OF ESTATES, ADMINISTRATORS, GUARDIANS,            o    The request must include the signatures of all
CONSERVATORS                                                     those authorized to sign, including capacity.
                                                            o    A medallion signature guarantee.
                                                            o    Certified copy of court document where signer
                                                                 derives authority, e.g., Letters of Administration,
                                                                 Conservatorship and Letters Testamentary.*


* Certification may be made on court documents by the court, usually certified by the clerk of the court. Power of Attorney certification may be made by a commercial bank, broker/member of a domestic stock exchange or a practicing attorney.

EXCHANGING SHARES


In general, you may exchange shares of your Fund for shares of another CDC Nvest Fund or Loomis Sayles Fund that offers that class of shares subject to certain restrictions shown below. Class Y shares of any CDC Nvest Fund or Loomis Sayles Fund may be exchanged into Class A shares of the Money Market Fund. An exchange must be for the minimum to open an account (or the total net asset value of your account, whichever is less), or $100 if made under the Automatic Exchange Plan (see the section entitled "Additional Investor Services"). All exchanges are subject to the eligibility requirements of the fund into which you are exchanging and any other limits on sales of or exchanges into that fund. For federal income tax purposes, an exchange of fund shares for shares of another fund is generally treated as a sale on which a gain or loss may be recognized. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Before requesting an exchange into any other fund, please read its prospectus carefully. The exchange privilege may be exercised only in those states where shares of the Fund may be legally sold. Please refer to the Statement of Additional Information (the "SAI") for more detailed information on exchanging Fund shares.

EXCHANGE OPTIONS

CLASS A SHARES OF THE MONEY MARKET FUND NOT PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of a CDC Nvest Fund or Loomis Sayles Fund, after paying the applicable front-end sales charge and subjecting the new shares to any applicable CDSC.

CLASS A SHARES OF THE MONEY MARKET FUND PREVIOUSLY SUBJECT TO A FRONT-END SALES CHARGE OR CDSC MAY EXCHANGE INTO:

o Class A shares of a CDC Nvest Fund or Loomis Sayles Fund without paying a front-end sales charge or CDSC (unless you exchanged into the Money Market Fund from shares of the CDC Nvest Short Term Bond Fund ("Short Term Bond Fund") purchased before December 1, 1998, in which case you would be required to pay the difference between the front-end sales charge previously paid on your Short Term Bond Fund shares and the front-end sales charge currently imposed on other CDC Nvest Funds shares).

CLASS B SHARES OF THE MONEY MARKET FUND MAY EXCHANGE INTO:

o Class B shares of a CDC Nvest Fund or Loomis Sayles Fund subject to its CDSC schedule.

CLASS C SHARES OF THE MONEY MARKET FUND MAY EXCHANGE INTO:

o Class C shares of a CDC Nvest Fund or Loomis Sayles Fund subject to its CDSC schedule.

If you exchange shares of a CDC Nvest Fund or Loomis Sayles Fund into shares of the Money Market Fund, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund or Loomis Sayles Fund. If you choose to redeem those Money Market Fund shares, a CDSC may apply.


RESTRICTIONS ON BUYING, SELLING AND EXCHANGING SHARES

The Fund reserves the right to suspend or change the terms of purchasing or exchanging shares. The Fund and the Distributor reserve the right to refuse or limit any purchase or exchange order for any reason, including if the transaction is deemed not to be in the best interests of the Fund's other shareholders or possibly disruptive to the management of the Fund.

LIMITS ON FREQUENT TRADING. Without limiting the right of the Fund and the Distributor to refuse any purchase or exchange order, the Fund and the Distributor may (but are not obligated to) restrict purchases and exchanges for the accounts of "market timers." With respect to exchanges, an account may be deemed to be one of a market timer if (i) more than two exchange purchases of any Fund are made for the account over a 90-day interval as determined by the Fund; or (ii) the account makes one or more exchange purchases of any Fund over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. With respect to new purchases of a Fund, an account may be deemed to be one of a market timer if (i) more than twice over a 90-day interval as determined by the Fund, there is a purchase in a Fund followed by a subsequent redemption; or (ii) there are two purchases into a Fund by an account, each followed by a subsequent redemption over a 90-day interval as determined by the Fund in an aggregate amount in excess of 1% of the Fund's total net assets. The preceding are not exclusive lists of activities that the Fund and the Distributor may consider to be "market timing."

TRADE ACTIVITY MONITORING. Trading activity is monitored selectively on a daily basis in an effort to detect excessive short-term trading activities. If the Fund or the Distributor believes that a shareholder or financial intermediary has engaged in market timing or other excessive, short-term trading activity, it may, in its discretion, request that the shareholder or financial intermediary stop such activities or refuse to process purchases or exchanges in the accounts. In its discretion, the Fund or the Distributor may restrict or prohibit transactions by such identified shareholders or intermediaries. In making such judgments, the Fund and the Distributor seek to act in a manner that they believe is consistent with the best interests of all shareholders. The Fund and the Distributor also reserve the right to notify financial intermediaries of your trading activity. Because the Fund and the Distributor will not always be able to detect market timing activity, investors should not assume that the Fund will be able to detect or prevent all market timing or other trading practices that may disadvantage the Fund. For example, the ability of the Fund and the Distributor to monitor trades that are placed by omnibus or other nominee accounts is severely limited in those instances in which the broker, retirement plan administrator or fee-based program sponsor maintains the record of a Fund's underlying beneficial owners.

PURCHASE RESTRICTIONS

The Fund is required by federal regulations to obtain certain personal information from you and to use that information to verify your identity. The Fund may not be able to open your account if the requested information is not provided. THE FUND RESERVES THE RIGHT TO REFUSE TO OPEN AN ACCOUNT, CLOSE AN ACCOUNT AND REDEEM YOUR SHARES AT THE THEN CURRENT PRICE OR TAKE OTHER SUCH STEPS THAT THE FUND DEEMS NECESSARY TO COMPLY WITH FEDERAL REGULATIONS IF YOUR IDENTITY CANNOT BE VERIFIED.



SELLING RESTRICTIONS

The table below describes restrictions placed on selling shares of the Fund described in this Prospectus:


RESTRICTION                                                 SITUATION
The Fund may suspend the right of redemption or postpone    o    When the New York Stock Exchange (the
payment for more than 7 days:                                    "Exchange") is closed (other than a weekend/holiday)
                                                            o    During an emergency
                                                            o    During any other period permitted by the SEC
The Fund reserves the right to suspend account services     o    With a notice of a dispute between registered
or refuse transaction requests:                                  owners
                                                            o    With suspicion/evidence of a fraudulent act
The Fund may pay the redemption price in whole or in part   o    When it is detrimental for a Fund to make cash
by a distribution in kind of readily marketable                  payments as determined in the sole discretion of the
securities in lieu of cash or may take up to 7 days to           adviser or subadviser
pay a redemption request in order to raise capital:
The Fund may withhold redemption proceeds until the check   o    When redemptions are made within 10 calendar days
or funds have cleared:                                           of purchase by check or ACH of the shares being
                                                                 redeemed


If you hold certificates representing your shares, they must be sent with your request for it to be honored.

It is recommended that certificates be sent by registered mail.


SMALL ACCOUNT POLICY The Fund assesses a minimum balance fee on an annual basis for accounts that fall below the minimum amount required to establish an account, as previously described in this Prospectus. The minimum balance fee is assessed by the automatic redemption of shares in the account in an amount sufficient to pay the fee. This minimum balance fee does not apply to accounts with active investment builder and payroll deduction programs, accounts that fall below the minimum as a result of the automatic conversion from Class B shares to Class A shares, accounts held through the National Securities Clearing Corporation, or retirement accounts. In its discretion, the Fund may also close the account and send the account holder the proceeds if the account falls below the minimum amount.

HOW FUND SHARES ARE PRICED

"Net asset value" is the price of one share of a Fund without a sales charge, and is calculated each business day using this formula:

NET ASSET VALUE =             TOTAL MARKET VALUE OF SECURITIES + CASH AND OTHER ASSETS - LIABILITIES
                                                  NUMBER OF OUTSTANDING SHARES

Fund securities are generally valued at amortized cost on each day that the Exchange is open for trading. Amortized cost approximates market value of the security at the time of purchase. By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of its portfolio securities.

The net asset value of Fund shares is determined according to this schedule:

o A share's net asset value is determined at the close of regular trading on the Exchange on the days the Exchange is open for trading. This is normally 4:00 p.m. Eastern time. Generally, a Fund's shares will not be priced on the days on which the Exchange is closed for trading. However, in CDC IXIS Advisers' discretion, a Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. This may occur, for example, if the Exchange is closed but the fixed income markets are open for trading. In addition, a Fund's shares will not be priced on the holidays listed in the SAI. See the section entitled "Net Income, Dividends and Valuation" in the SAI for more details.

o The price you pay for purchasing, redeeming or exchanging a share will be based upon the net asset value next calculated by the Fund's custodian (plus or minus applicable sales charges as described earlier in this Prospectus) after your order is received "in good order."

o Requests received by the Distributor after the Exchange closes will be processed based upon the net asset value determined at the close of regular trading on the next day that the Exchange is open, with the exception that those orders received by your investment dealer before the close of the Exchange and received by the Distributor from the investment dealer before 5:00 p.m. Eastern time* on the same day will be based on the net asset value determined on that day.



*Under limited circumstances, the Distributor may enter into contractual agreements pursuant to which orders received by your investment dealer before the close of the Exchange and transmitted to the Distributor prior to 9:30 a.m. on the next business day are processed at the net asset value determined on the day the order was received by your investment dealer.

Generally, during times of substantial economic or market change, it may be difficult to place your order by phone. During these times, you may deliver your order in person to the Distributor or send your order by mail as described in the sections entitled "Buying Shares" and "Selling Shares."

DIVIDENDS AND DISTRIBUTIONS The Fund generally distributes most or all of its net investment income (taxable income other than long-term capital gains) in the form of dividends. The Fund declares dividends for each class daily and pays them monthly. The net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. The Fund expects to distribute all net realized long- and short-term capital gains annually, after applying any available capital loss carryovers. To the extent permitted by law, the Board of Trustees may adopt a different schedule as long as payments are made at least annually.

Distributions will automatically be reinvested in shares of the same class of the distributing Fund at net asset value, unless you select one of the following alternatives:

o Participate in the Dividend Diversification Program, which allows you to have all dividends and distributions automatically invested at net asset value (plus applicable sales charge or CDSC) in shares of the same class of another CDC Nvest Fund registered in your name. Certain investment minimums and restrictions may apply. For more information about this program, see the section entitled "Additional Investor Services."

o Receive distributions from dividends and interest in cash while reinvesting distributions from capital gains in additional shares of the same class of another CDC Nvest Fund.

o    Receive all distributions in cash.


For more information or to change your distribution option, contact CDC Nvest Funds in writing or call 800-225-5478.

If you earn more than $10 annually in taxable income from a CDC Nvest Fund held in a non-retirement plan account, you will receive a Form 1099 to help you report the prior calendar year's distributions on your federal income tax return. This information will also be reported to the Internal Revenue Service. Be sure to keep this Form 1099 as a permanent record. A fee may be charged for any duplicate information requested.

TAX CONSEQUENCES

The Fund intends to meet all requirements under Subchapter M of the Internal Revenue Code necessary to qualify for treatment as a "regulated investment company" and thus does not expect to pay any federal income tax on income and capital gains distributed to shareholders.


Distributions derived from net short-term capital gains, i.e., gains from investments that the Fund held one year or less, or investment income (other than exempt interest dividends) are generally taxable at ordinary income rates. The Fund does not expect its dividends and distributions to be eligible for the dividends-received deduction available to corporations or to be taxable as qualified dividend income by individuals. In addition, distributions by the Fund to retirement plans that qualify for tax-exempt treatment under federal income tax laws generally will not be taxable. Distributions of gains from investments that the Fund owned for more than one year that are designated by the Fund as capital gain dividends will generally be taxable to a shareholder receiving such distributions as long-term capital gain, regardless of how long the shareholder has held Fund shares. For taxable years beginning on or before December 31, 2008, distributions of investment income designated by the Fund as derived from "qualified dividend income" will be taxed in the hands of individuals at the rates applicable to long-term capital gain provided holding period and other requirements are met at both the shareholder and Fund levels. Fund distributions paid to you are taxable whether you receive them in cash or reinvest them in additional shares. Distributions are taxable to you even if they are paid from income or gains earned by the Fund before your investment (and thus were included in the price you paid). Such distributions are likely to occur in respect of shares purchased at the time when the Fund's net asset value reflects gains that are either unrealized or realized but not distributed.

Long-term capital gain rates applicable to individuals have been temporarily reduced - in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets - for taxable years beginning on or before December 31, 2008.

SALES OR EXCHANGES OF FUND SHARES. The redemption, sale or exchange of Fund shares (including an exchange of Fund shares for shares of another CDC Nvest Fund or Loomis Sayles Fund) is a taxable event and may result in the recognition of a gain or loss. Gain or loss, if any, recognized on the redemption, sale, exchange or other disposition of Fund shares will be taxed as a long-term capital gain or loss if the shares are capital assets in the shareholder's hands and if the shareholder held the shares for more than one year.

A Fund's investments in certain debt obligations may cause that Fund to recognize taxable income in excess of the cash generated by such obligations. Thus, the Fund could be required at times to liquidate other investments in order to satisfy its distribution requirements. Income generated by investments in fixed-income securities is not eligible for treatment as qualified dividend income.


Dividends derived from interest on securities issued by the U.S. government or its agencies or instrumentalities may be exempt from state and local income taxes. The Fund advises shareholders of the proportion of the Fund's dividends that are derived from such interest.

You should consult your tax adviser for more information on your own situation, including possible federal, state or local taxes.

ADDITIONAL INVESTOR SERVICES

RETIREMENT PLANS

CDC Nvest Funds offer a range of retirement plans, including Coverdell Education Savings Accounts, IRAs, SEPs, SARSEPs*, SIMPLE IRAs (not available for the moderate diversified portfolio), 403(b) plans and other pension and profit sharing plans. Refer to the section entitled "It's Easy to Open an Account" for investment minimums. For more information about our Retirement Plans, call us at 800-225-5478.

INVESTMENT BUILDER PROGRAM

This is CDC Nvest Funds' automatic investment plan. You may authorize automatic monthly transfers of $25 or more from your bank checking or savings account to purchase shares of one or more CDC Nvest Funds. To join the Investment Builder Program, please refer to the section entitled "Buying Shares."


PAYROLL DEDUCTION PROGRAM

Payroll Deduction enables you to invest after-tax dollars directly from your paycheck into CDC Nvest Funds (current tax year is assumed). Once you've invested an initial $25 ($10,000 initial investment minimum for the moderate diversified portfolio) to open an account in each of your desired funds, you may invest as little as $25 per fund per pay period. It is important that you first check to ensure that your employer can accommodate this service. To enroll in the Payroll Deduction Program, please refer to the section entitled "Buying Shares."


DIVIDEND DIVERSIFICATION PROGRAM

This program allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund subject to the eligibility requirements of that other fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus the applicable sales charge or CDSC) on the dividend record date. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, please read its prospectus carefully.

AUTOMATIC EXCHANGE PLAN

CDC Nvest Funds have an automatic exchange plan under which shares of a class of a CDC Nvest Fund are automatically exchanged each month for shares of the same class of another CDC Nvest Fund. There is no fee for exchanges made under this plan, but there may be a sales charge in certain circumstances. Please see the section entitled "Exchanging Shares" above and refer to the SAI for more information on the Automatic Exchange Plan.

SYSTEMATIC WITHDRAWAL PLAN

This plan allows you to redeem shares and receive payments from your Fund on a regular schedule. Redemption of shares that are part of the Systematic Withdrawal Plan is not subject to a CDSC. However, the amount or percentage you specify in the plan may not exceed, on an annualized basis, 10% of the value of your Fund account based upon the value of your Fund account on the day you establish your plan. For information on establishing a Systematic Withdrawal Plan, please refer to the section entitled "Selling Shares."

CDC NVEST FUNDS PERSONAL ACCESS LINE(R)

This automated customer service system allows you to have access to your account 24 hours a day by calling 800-225-5478, and pressing 1. With a touch-tone telephone, you can obtain information about your current account balance, recent transactions, Fund prices and recent performance. You may also use Personal Access Line(R) to purchase, exchange or redeem shares in any of your existing accounts. Certain restrictions may apply.

CDC NVEST FUNDS WEB SITE

Visit us at WWW.CDCNVESTFUNDS.COM to review your account balance and recent transactions, to view daily prices and performance information or to order duplicate account statements and tax information. You may also go online to purchase, exchange or redeem shares in your existing accounts. Certain restrictions may apply.

* Effective January 1, 1997, the Savings Incentive Match Plan for Employees of Small Employers (SIMPLE) IRA became available, replacing SARSEP plans. SARSEP plans established prior to January 1, 1997, may remain active and continue to add new employees.

FINANCIAL PERFORMANCE

The financial highlights table is intended to help you understand the Fund's financial performance for the last five years (or, if shorter, the period of the Fund's operations). Certain information reflects financial results for a single Fund share. The total returns in the table represent the return that an investor would have earned (or lost) on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by PricewaterhouseCoopers LLP, independent registered public accounting firm, whose report, along with the Fund's financial statements, is included in the Fund's annual report to shareholders. The annual report is incorporated by reference into the SAI, both of which are available free of charge upon request from the Distributor.

                                     Income (loss) from investment operations:
                             ------------------------------------------------------------
                                                              Net realized
                             Net asset                            and
                               value,                          unrealized
                             beginning          Net            gain (loss)     Total from
                              of the         investment            on          investment
                              period           income          investments     operations
                              ------        -------------      -----------     ----------

Cash Management Trust-
Money Market Series
Class A, B, C
6/30/2004                     $ 1.00        $ 0.0022             $ --         $ 0.0022
6/30/2003                       1.00          0.0076               --           0.0076
6/30/2002                       1.00          0.0175               --           0.0175
6/30/2001                       1.00          0.0524               --           0.0524
6/30/2000                       1.00          0.0498               --           0.0498



                                              Less distributions:
                             ---------------------------------------------------


                             Dividends      Distributions                       Net assets
                             from net         from net                            value,       Total
                             investment       realized             Total          end of       return
                              income        capital gains       distributions   the period       (%)
                              ------        -------------       -------------   -----------    ------

                           $ (0.0022)         $ --              $ (0.0022)       $ 1.00          0.2
                             (0.0076)           --                (0.0076)         1.00          0.8
                             (0.0175)(a)        --                (0.0175)         1.00          1.8
                             (0.0524)(a)        --                (0.0524)         1.00          5.4
                             (0.0498)(a)        --                (0.0498)         1.00          5.1


                                               Ratios to average net assets:
                                           -------------------------------------


                             Net assets,                             Net
                              end of                              investment
                             the period        Expenses             income
                              (000's)             (%)                (%)
                             --------        -------------       -------------

                           $   368,546            0.94               0.21
                               468,957            0.88               0.77
                               532,048            0.91               1.75
                               545,151            0.84               5.27
                               603,916            0.84               4.96


The subadviser to the Trust prior to June 1, 2001 was Back Bay Advisors, L.P. effective June 1, 2001, Reich & Tang Asset Management, LLC became the subadviser to the Trust.
(a)  Including net realized gain (loss) on investments.

GLOSSARY OF TERMS


BANKERS' ACCEPTANCE -- A bill of exchange drawn on and accepted by a bank. The bank as the drawee of the bill becomes responsible for payment of the bill at maturity.


CAPITAL GAIN DISTRIBUTIONS -- Payments to a Fund's shareholders of net profits earned from selling securities in a Fund's portfolio. Capital gain distributions are usually paid once a year.

CREDIT RATING -- Independent evaluation of a bond's creditworthiness. This measurement is usually calculated through an index compiled by companies such as Standard & Poor's Rating Service, Inc. ("S&P"), Moody's Investors Service, Inc. ("Moody's"), or Fitch Investors Services, Inc. ("Fitch"). Bonds with a credit rating of BBB or higher by S&P or Fitch, or Baa or higher by Moody's, are generally considered investment grade.


DIVERSIFICATION -- The strategy of investing in a wide range of securities representing different market sectors to reduce the risk if an individual company or one sector suffers losses.

DIVIDEND YIELD -- The current or estimated annual dividend divided by the market price per share of a security.


INCOME DISTRIBUTIONS -- Payments to a Fund's shareholders resulting from the net interest or dividend income earned by a Fund's portfolio.

INFLATION -- A general increase in prices coinciding with a fall in the real value of money, as measured by the Consumer Price Index.

INTEREST RATE -- Rate of interest charged for the use of money, usually expressed at an annual rate.

MATURITY -- The final date on which the payment of a debt instrument (e.g., bonds, notes, repurchase agreements) becomes due and payable. Short-term bonds generally have maturities of up to 5 years; intermediate-term bonds between 5 and 15 years; and long-term bonds over 15 years.

NET ASSET VALUE (NAV) PER SHARE -- The market value of one share of a Fund on any given day without taking into account any front-end sales charge or CDSC. It is determined by dividing a Fund's total net assets by the number of shares outstanding.

REPURCHASE AGREEMENT -- An agreement to buy a security at one price and a simultaneous agreement to sell it back at an agreed upon price.

TOTAL RETURN -- The change in value of an investment in a Fund over a specific time period expressed as a percentage. Total returns assume all distributions are reinvested in additional shares of a Fund.


YIELD -- The rate at which a Fund earns income, expressed as a percentage. Mutual fund yield calculations are standardized, based upon a formula developed by the SEC.

YIELD-TO-MATURITY -- The concept used to determine the rate of return an investor will receive if a long-term, interest-bearing investment, such as a bond, is held to its maturity date. It takes into account purchase price, redemption value, time to maturity, coupon yield (the interest rate on a debt security the issuer promises to pay to the holder until maturity, expressed as an annual percentage of face value) and the time between interest payments.

             If you would like more information about the Fund, the
              following documents are available free upon request:

      ANNUAL AND SEMIANNUAL REPORTS -- Provide additional information about the Fund's investments.

 STATEMENT OF ADDITIONAL INFORMATION (SAI) -- Provides more detailed information about the Fund and its investment limitations and policies, has been filed with the SEC and is incorporated into this Prospectus by reference.

   TO ORDER A FREE COPY OF THE FUND'S ANNUAL OR SEMIANNUAL REPORT OR ITS SAI,
             CONTACT YOUR FINANCIAL REPRESENTATIVE, OR THE FUND AT:
       CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street,
                                Boston, MA 02116
                             Telephone: 800-225-5478
                         Internet: www.cdcnvestfunds.com


          IMPORTANT NOTICE REGARDING DELIVERY OF SHAREHOLDER DOCUMENTS:
    In our continuing effort to reduce your fund's expenses and the amount of mail that you receive from us, we will combine mailings of prospectuses, annual or semiannual reports and proxy statements to your household.
       If more than one family member in your household owns the same fund or funds described in a single prospectus, report or proxy statement, you will receive one mailing unless you request otherwise. Additional copies of our prospectuses,reports or proxy statements may be obtained at any time by calling
     800-225-5478. If you are currently receiving multiple mailings to your household and would like to receive only one mailing or if you wish to receive separate mailings for each member of your household in the future, please call us at the telephone number listed above and we will resume separate mailings within 30 days of your request.


     Your financial representative or CDC Nvest Funds will also be happy to answer your questions or to provide any additional
                       information that you may require.

   Information about the Fund, including its reports and SAI, can be reviewed and copied at the Public Reference Room of the SEC in Washington, D.C. Text-only copies of the Fund's reports and SAI are available free from the Edgar Database on the SEC's Internet site at: www.sec.gov. Copies of this information may also be obtained, after paying a duplicating fee, by electronic request at the following E-mail address:
      publicinfo@sec.gov, or by writing the SEC's Public Reference Section,
                          Washington, D.C. 20549-0102.

    Information on the operation of the Public Reference Room may be obtained by calling the SEC at 1-202-942-8090.

   CDC IXIS Asset Management Distributors, L.P. (CID), and other firms selling shares of CDC Nvest Funds are members of the National Association of Securities
    Dealers, Inc. (NASD). As a service to investors, the NASD has asked that we inform you of the availability of a brochure on its Public Disclosure Program. The program provides access to information about securities firms and their representatives. Investors may obtain a copy by contacting the NASD at 800-289-9999 or by visiting its
                           Web site at www.NASD.com.

          CID distributes the CDC Nvest Funds and Loomis Sayles Funds.
    If you have a complaint concerning CID or any of its representatives or associated persons, please direct it to
                 CDC IXIS Asset Management Distributors, L.P.,
                         Attn: Director of Compliance,
               399 Boylston Street - 6th Floor, Boston, MA 02116
                          or call us at 800-225-5478.


                   (Investment Company Act File No. 811-2819)

                                    XM51-0904

  [GRAPHIC OMITTED][GRAPHIC OMITTED]

--------------------------------------------------------------------------------

CDC NVEST CASH MANAGEMENT TRUST -- MONEY MARKET SERIES

STATEMENT OF ADDITIONAL INFORMATION

SEPTEMBER 1, 2004

This Statement of Additional Information (the "Statement") contains information which may be useful to investors but which is not included in the Prospectus of the CDC Nvest Cash Management Trust - Money Market Series (the "Fund"), a series of CDC Nvest Cash Management Trust (the "Trust"). This Statement is not a prospectus and is authorized for distribution only when accompanied or preceded by the Prospectus of the Fund dated September 1, 2004 (the "Prospectus"). This Statement should be read together with the Prospectus. Investors may obtain the Prospectus without charge from CDC IXIS Asset Management Distributors, L.P. (the "Distributor"), Prospectus Fulfillment Desk, 399 Boylston Street, Boston, Massachusetts 02116, by calling CDC Nvest Funds at 800-225-5478 or by placing an order online at www.cdcnvestfunds.com.


The Fund's financial statements and accompanying notes that appear in the Fund's annual and semiannual reports are incorporated by reference into this Statement. The Fund's annual and semiannual reports contain additional performance information and are available upon request and without charge, by calling 800-225-5478.

                                TABLE OF CONTENTS


INVESTMENT OBJECTIVES AND POLICIES.............................................2
----------------------------------
INVESTMENT RESTRICTIONS........................................................4
-----------------------
MANAGEMENT OF THE TRUST........................................................5
-----------------------
FUND CHARGES AND EXPENSES.....................................................17
-------------------------
OWNERSHIP OF FUND SHARES......................................................18
------------------------
PORTFOLIO TRANSACTIONS........................................................18
----------------------
DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES..............................18
------------------------------------------------
HOW TO BUY SHARES.............................................................21
-----------------
SHAREHOLDER SERVICES..........................................................21
--------------------
REDEMPTIONS...................................................................28
-----------
NET INCOME, DIVIDENDS AND VALUATION...........................................29
-----------------------------------
TAXES.........................................................................31
-----
FINANCIAL STATEMENTS..........................................................33
--------------------
APPENDIX A - DESCRIPTION OF CERTAIN INVESTMENTS..............................A-1

APPENDIX B - DESCRIPTION OF RATINGS OF CORPORATE AND MUNICIPAL BONDS, COMMERCIAL
DESCRIPTION OF SECURITIES RATINGS............................................B-1


                                                                       XM33-0904

--------------------------------------------------------------------------------
                       INVESTMENT OBJECTIVES AND POLICIES
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
GENERAL

The investment objectives and policies of the Fund are summarized in the Prospectus under "Goals, Strategies & Risks."

     The investment policies and types of permitted investments of the Fund set forth below and in the Prospectus may be changed without shareholder approval except that the investment objective of the Fund, and any investment policy expressly identified as fundamental, may not be changed without the approval of a majority of the outstanding voting securities of the Fund.

     The terms "shareholder approval" and "majority of the outstanding voting securities" as used in this Statement each refer to approval by (A) 67% or more of the voting shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding voting shares of the Fund are present or represented by proxy; or (B) more than 50% of the outstanding voting shares of the Fund, whichever is less.

     The Fund will invest only in securities which the Fund's subadviser, Reich & Tang Asset Management, LLC ("Reich & Tang"), acting under guidelines established by the Fund's Board of Trustees, has determined are of high quality and present minimal credit risk. For a description of certain of the money market instruments in which the Fund may invest, and the related descriptions of the ratings of Standard and Poor's Ratings Group ("S&P"), Moody's Investors Service, Inc. ("Moody's") and Fitch Investors Service, Inc. ("Fitch"), see Appendices A and B to this Statement. Money market instruments maturing in less than one year may yield less than obligations of comparable quality having longer maturities.

     The Fund's investments may include certificates of deposit, bankers' acceptances and other U.S. dollar-denominated obligations of banks whose net assets exceed $100 million. These obligations may be issued by U.S. banks, foreign banks (including their U.S. branches) or foreign branches and subsidiaries of U.S. banks. Obligations of foreign banks may be subject to foreign economic, political and legal risks. Such risks include foreign economic and political developments, foreign governmental restrictions that may adversely affect payment of principal and interest on the obligations, foreign withholding and other taxes on interest income, difficulties in obtaining and enforcing a judgment against a foreign obligor, exchange control regulations (including currency blockage), and the expropriation or nationalization of assets or deposits. Foreign branches of U.S. banks and foreign banks are not necessarily subject to the same or similar regulatory requirements that apply to domestic banks. For instance, such branches and banks may not be subject to the types of requirements imposed on domestic banks with respect to mandatory reserves, loan limitations, examinations, accounting, auditing, record keeping and the public availability of information. Obligations of such branches or banks will be purchased only when Reich & Tang believes the risks are minimal.

     The Fund may also invest in U.S. government securities that include all securities issued or guaranteed by the U.S. government or its agencies, authorities or instrumentalities ("U.S. government securities"). Some U.S. government securities are backed by the full faith and credit of the United States, some are supported by the discretionary authority of the U.S. government to purchase the issuer's obligations (e.g., obligations of the Federal National Mortgage Association), some by the right of the issuer to borrow from the U.S. government (e.g., obligations of Federal Home Loan Banks), while still others are supported only by the credit of the issuer itself (e.g., obligations of the Student Loan Marketing Association).

     All of the Fund's investments at the time of purchase (other than U.S. government securities and repurchase agreements relating thereto) generally will be rated in the two highest rating categories as rated by a major credit agency or, if unrated, will be of comparable quality as determined by the Fund's subadviser under guidelines approved by the Fund's Board of Trustees.

     Considerations of liquidity, safety and preservation of capital may preclude the Fund from investing in money market instruments paying the highest available yield at a particular time. The Fund, consistent with its investment objective, attempts to maximize yields by engaging in portfolio trading and by buying and selling portfolio investments in anticipation of, or in response to, changing economic and money market conditions and trends. The Fund also seeks to take advantage of what are believed to be temporary disparities in the yields of the different segments or among particular instruments within the same segment of the market. These policies, as well as the relatively short maturity of obligations to be purchased by the Fund, may result in frequent changes in the portfolio composition of the Fund. There are usually no brokerage commissions paid by the Fund in connection with the purchase of securities of the type in which it invests. See "Portfolio Transactions" and "Investment Restrictions."

ASSET-BACKED SECURITIES


     The Fund may invest in asset-backed securities. The securitization techniques used to develop mortgage securities are also being applied to a broad range of other assets. Through the use of trusts and special purpose vehicles, assets such as automobile and credit card receivables, are being securitized in pass-through structures similar to mortgage pass-through structures or in a pay-through structure similar to a collateralized mortgage obligation structure. Generally, the issuers of asset-backed bonds, notes or pass-through certificates are special purpose entities and do not have any significant assets other than the receivables securing such obligations. In general, the collateral supporting asset-backed securities is of shorter maturity than mortgage loans. Instruments backed by pools of receivables are similar to mortgage-backed securities in that they are subject to unscheduled prepayments of principal prior to maturity. When the obligations are pre-paid, the Fund will ordinarily reinvest the prepaid amounts in securities the yields of which reflect interest rates prevailing at the time. Therefore, the Fund's ability to maintain a portfolio that includes high-yielding asset-backed securities will be adversely affected to the extent that prepayments of principal must be reinvested in securities that have lower yields than the prepaid obligations. Moreover, prepayments of securities purchased at a premium could result in a realized loss.


REPURCHASE AGREEMENTS


     As noted in the Prospectus, the Fund may enter into repurchase agreements, which are agreements pursuant to which the Fund purchases a security and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve or, to the extent permitted by the Investment Company Act of 1940 (the "1940 Act"), a recognized securities dealer) to repurchase the security at an agreed-upon price and date (usually seven days or less from the date of original purchase). The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford the Fund the opportunity to earn a return on temporarily available cash at relatively low market risk. While the underlying security may be a U.S. government security or another type of high quality money market instrument, the obligation of the seller is not guaranteed by the U.S. government, the issuer of the municipal security, or the issuer of any other high quality money market instrument underlying the agreement, and there is a risk that the seller may fail to repurchase the underlying security. In such event, the Fund would attempt to exercise rights with respect to the underlying security, including possible disposition in the market. However, in case of such a default, the Fund may be subject to various delays and risks of loss, including (a) possible declines in the value of the underlying security during the period while the Fund seeks to enforce its rights thereto, (b) possible reduced levels of income and lack of access to income during this period, and
(c) inability to enforce rights and the expenses involved in attempted enforcement. The Fund will enter into repurchase agreements only where the market value of the underlying security equals or exceeds the repurchase price, and the Fund will require the seller to provide additional collateral if this market value falls below the repurchase price at any time during the term of the repurchase agreement.


     As described in the Prospectus, all of the Fund's investments will be in U.S. dollars and will be determined to present minimal credit risks by the subadviser under guidelines established by the Fund's Board of Trustees. Also, all of the Fund's investments will, at the time of investment, have remaining maturities of 397 days or less. The dollar-weighted average maturity of the Fund's portfolio securities will not exceed 90 days at the time of each investment. If the disposition of a portfolio security results in a dollar-weighted average portfolio maturity in excess of 90 days for the Fund, the Fund will invest its available cash in such a manner as to reduce its dollar-weighted average portfolio maturity to 90 days or less as soon as reasonably practicable. For the purposes of the foregoing maturity restrictions, variable rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the longer of (i) the period remaining until the next readjustment of the interest rate and (ii) if the Fund is entitled to demand prepayment of the instrument, the notice period remaining before the Fund is entitled to such prepayment; other variable rate instruments are treated as having a maturity equal to the shorter of such periods. Floating rate instruments which are scheduled to mature in more than 397 days are treated as having a maturity equal to the notice period remaining before the Fund is entitled to demand prepayment of the instrument; other floating rate instruments, and all such instruments which are U.S. government securities, are treated as having a maturity of one day.

     The value of the securities in the Fund can be expected to vary inversely with changes in prevailing interest rates. Thus, if interest rates increase after a security is purchased, that security, if sold, might be sold at a loss. Conversely, if interest rates decline after purchase, the security, if sold, might be sold at a profit. In either instance, if the security were held to maturity, no gain or loss would normally be realized as a result of these fluctuations. Substantial redemptions of the shares of the Fund might require the sale of portfolio investments of the Fund at a time when a sale might not be desirable.

     After purchase by the Fund, a security may cease to be rated or its rating may be reduced below the minimum required for purchase by the Fund but neither event will require a sale of such security by the Fund. However, such event will be considered in determining whether the Fund should continue to hold the security. To the extent that the ratings given by Moody's or S&P (or another nationally recognized statistical rating organization ("NRSRO") approved by the Securities and Exchange Commission (the "SEC")) may change as a result of changes in such organizations or their rating systems, the Fund will, in accordance with standards approved by the Board of Trustees, attempt to use comparable ratings as standards for investments in accordance with the investment policies contained in the Prospectus.

--------------------------------------------------------------------------------
                             INVESTMENT RESTRICTIONS
--------------------------------------------------------------------------------

     The following is a description of restrictions on the investments to be made by the Fund. The restrictions marked with an asterisk (*) may not be changed without the vote of a majority of the outstanding voting securities of the Fund (as defined the 1940 Act). Except in the case of restrictions marked with a dagger (+) below, the percentages set forth below and the percentage limitations set forth in the Prospectus will apply at the time of purchase of a security and shall not be considered violated unless an excess or deficiency occurs or exists immediately after and as a result of a purchase of such security.

The Fund will not:

*(1) Purchase  any  security  if, as a result,  more than 5% of its total assets
     (based on current value) would then be invested in securities of a single issuer or acquire more than 10% of the outstanding voting securities of any issuer; provided however, this limitation does not apply to government securities as defined in the 1940 Act;

*(2) Purchase any security (other than U.S. government securities and bank obligations) if, as a result, more than 25% of the Fund's total assets (taken at market value) would be invested in any one industry. For purposes of this restriction, telephone, gas and electric public utilities are each regarded as separate industries and finance companies whose financing activities are related primarily to the activities of their parent companies are classified in the industry of their parents;

*(3) Make short sales of securities, maintain a short position or purchase securities on margin, except that the Fund may obtain short-term credits as necessary for the clearance of security transactions, and the Fund may make any short sales or maintain any short positions where the short sales or short positions would not constitute "senior securities" under the 1940 Act;

*(4) Borrow money except for temporary or emergency purposes; provided, however, that the Fund may loan securities, engage in reverse repurchase agreements and dollar rolls, in an amount not exceeding 33 1/3% of its total assets taken at cost;

*(5) Make loans, except that the Fund may purchase or hold debt instruments in accordance with its investment objective and policies; provided however, that this restriction does not apply to repurchase agreements or loans of portfolio securities;


*(6) Purchase or sell commodities, except that the Fund may purchase and sell futures contracts and options, may enter into foreign exchange contracts and may enter into swap agreements and other financial transactions not requiring the delivery of physical commodities;


*(7) Purchase or sell real estate, although it may purchase securities of issuers that deal in real estate, securities that are secured by interests in real estate, and securities that represent interests in real estate, and it may acquire and dispose of real estate or interests in real estate acquired through the exercise of its rights as a holder of debt obligations secured by real estate or interests therein;

*(8) Act as underwriter except to the extent that in connection with the disposition of portfolio securities, it may be deemed to be an underwriter under the federal securities laws;

(9)      Write or purchase puts, calls or combinations thereof; or

+(10)Purchase any security restricted as to disposition under the federal securities laws if, as a result, more than 10% of the Fund's net assets would be invested in such securities or in other securities that are illiquid, including repurchase agreements maturing in more than seven days and certain loan participations.

--------------------------------------------------------------------------------
                             MANAGEMENT OF THE TRUST
--------------------------------------------------------------------------------

     The Trust is governed by a Board of Trustees, which is responsible for generally overseeing the conduct of Fund business and for protecting the interests of shareholders. The trustees meet periodically throughout the year to oversee the Fund's activities, review contractual arrangements with companies that provide services to the Fund and review the Fund's performance.

     The table below provides certain information regarding the trustees and officers of the Trust. For purposes of this table and for purposes of this Statement, the term "Independent Trustee" means those trustees who are not "interested persons" (as defined in the 1940 Act) of the Trust and, when applicable, who have no direct or indirect financial interest in the approval of a matter being voted on by the Board of Trustees. For purposes of this Statement, the term "Interested Trustee" means those trustees who are "interested persons" of the Trust and, when applicable, who have a direct or indirect financial interest in the approval of a matter being voted on by the Board of Trustees.




 NAME, AGE AND ADDRESS                                         PRINCIPAL           NUMBER OF       OTHER DIRECTORSHIPS
                                             TERM OF
                                           OFFICE AND
                                            LENGTH OF                            PORTFOLIOS IN
                           POSITION(S)        TIME           OCCUPATION(S)       FUND COMPLEX
                         HELD WITH FUND      SERVED      DURING PAST 5 YEARS**     OVERSEEN               HELD
                                   ----      ------      ---------------------     --------               ----

INDEPENDENT TRUSTEES
------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------
------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------


GRAHAM T.  ALLISON, JR.      Trustee          Until      Douglas Dillon               41         Trustee, Loomis Sayles
(64)                                       retirement*   Professor and                           Funds Trusts;
399 Boylston Street         Contract                     Director of the                         Director, Taubman
Boston, MA 02116           Review and       20 Years     Belfer Center of                        Centers, Inc.; Advisory
                           Governance                    Science for                             Board Member, USEC Inc.
                            Committee                    International
                             Member                      Affairs, John F.
                                                         Kennedy School of
                                                         Government, Harvard
                                                         University


------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------
------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------

EDWARD A. BENJAMIN           Trustee          Until      Retired                      41         Trustee, Loomis Sayles
(66)                                       retirement*                                           Funds Trusts; Director,
399 Boylston Street           Audit                                                              Coal, Energy
Boston, MA 02116            Committee        1 year                                              Investments &
                             Member                                                              Management, LLC;
                                                                                                 Director,
                                                                                                 Precision Optics
                                                                                                 Corporation
                                                                                                 (optics manufacturer)


------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------
------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------

DANIEL M.  CAIN              Trustee          Until      President and CEO,           41         Trustee, Loomis Sayles
(59)                        Co-Chairman     retirement*  Cain Brothers &                         Funds Trusts; Trustee,
360 Madison Avenue         of the Board                  Company,                                Universal Health
5th Floor                  Chairman of       8 years     Incorporated                            Realty Income Trust;
New York, NY 10017          the Audit                    (investment banking)                    Director, Sheridan
                            Committee                                                            Healthcorp



------------------------ ---------------- -------------- ---------------------- ---------------- ------------------------
--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------

PAUL G. CHENAULT                Trustee          Until       Retired; Trustee,              41          Trustee, Loomis Sayles
(70)                                          retirement*    First Variable Life                        Funds Trusts; Director,
5852 Pebble Beach Way          Contract                      (variable life                             Mailco Office Products,
San Luis Obispo, CA           Review and         1 year      insurance)                                 Inc.
93401-8270                    Governance
                               Committee


--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------
--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------

KENNETH J.  COWAN (72)          Trustee          Until       Retired                        41          Trustee, Loomis Sayles
399 Boylston Street           Co-Chairman      retirement*                                              Funds Trusts
Boston, MA  02116            of the Board
                              Chairman of      29 years
                             the Contract
                              Review and
                              Governance
                             Committee

--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------





                                                                                                      NUMBER OF
                                                                                                    PORTFOLIOS IN
                                                                                                     FUND COMPLEX
                                POSITION(S)      TERM OF OFFICE AND             PRINCIPAL              OVERSEEN            OTHER
                                 HELD WITH         LENGTH OF TIME             OCCUPATION(S)                       DIRECTORSHIPS HELD
NAME, AGE AND ADDRESS              FUND                SERVED            DURING PAST 5 YEARS**
---------------------              ----                ------            ---------------------

--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------


RICHARD DARMAN (61)             Trustee          Until       Partner, The Carlyle           41          Trustee, Loomis Sayles
399 Boylston Street                           retirement*    Group (investments);                       Funds Trusts; Director
Boston, MA  02116              Contract                      Chairman of Board of                       and Chairman, AES
                              Review and        8 years      Directors of AES                           Corporation
                              Governance                     Corporation
                               Committee                     (international power
                                Member                       company); formerly,
                                                             Professor, John F.
                                                             Kennedy School of
                                                             Government, Harvard
                                                             University

--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------
--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------

SANDRA O.  MOOSE (62)           Trustee          Until       President, Strategic           41          Trustee, Loomis Sayles
399 Boylston Street                           retirement*    Advisory Services                          Funds Trusts; Director,
Boston, MA  02116                Audit                       (management                                Verizon Communications;
                               Committee        22 years     consulting);                               Director, Rohm and Haas
                                Member                       formerly, Senior Vice                      Company (specialty
                                                             President and                              chemicals)
                                                             Director, The Boston
                                                             Consulting Group,
                                                             Inc.  (management
                                                             consulting)

--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------
--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------

JOHN A.  SHANE (71)             Trustee          Until       President, Palmer              41          Trustee, Loomis Sayles
399 Boylston Street                           retirement*    Service Corporation                        Funds Trusts; Director,
Boston, MA  02116                                            (venture capital                           Gensym Corporation;
                               Contract         22 years     organization)                              Director, Overland
                              Review and                                                                Storage, Inc.;
                              Governance                                                                Director, Abt
                               Committee                                                                Associates Inc.
                                Member

--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------


--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------



                                                                                         NUMBER OF
                                                                                       PORTFOLIOS IN
                              POSITION(S)       TERM OF            PRINCIPAL           FUND COMPLEX     OTHER DIRECTORSHIPS HELD
                            HELD WITH FUND     OFFICE AND        OCCUPATION(S)           OVERSEEN
  NAME, AGE AND ADDRESS                      LENGTH OF TIME  DURING PAST 5 YEARS**
  ---------------------                                      ---------------------
                                                 SERVED

--------------------------- ---------------- --------------- ----------------------- ------------------ -------------------------
INTERESTED TRUSTEES
----------------------------- ---------------- ----------------------- ----------------------- ----------------- ------------------

ROBERT J. BLANDING1                                Not Applicable      President, Chairman,           41      Trustee, Loomis Sayles
(57)                          Trustee                                  Director and Chief                        Funds Trusts
555 California Street                                  1 year          Executive Officer,
San Francisco, CA  94104                                               Loomis Sayles;

----------------------------- ---------------- ----------------------- ----------------------- ----------------- -------------------

------------------------------------------------------------------------------------------------------------------------------------


JOHN T.  HAILER2 (43)          President and       Not Applicable      President and Chief            41      Trustee, Loomis Sayles
399 Boylston Street                 CEO                                Executive Officer,                        Funds Trusts
Boston, MA 02116                                      3 Years          CDC IXIS Asset
                                  Trustee                              Management
                                                                       Distributors, L.P.;
                                                                       Executive Vice
                                                                       President, Loomis
                                                                       Sayles Funds I;
                                                                       President, Loomis
                                                                       Sayles Funds II;
                                                                       formerly, Senior Vice
                                                                       President, Fidelity
                                                                       Investments


--------------------------------------------------------------------------------

*All Trustees serve until retirement, resignation or removal from the Board. The current retirement age is 72. At a meeting held on February 27, 2004, the Trustees voted to suspend the retirement policy until 2005. **Each person listed above holds the same position(s) with the CDC Nvest Funds Trust and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity. As indicated each of Trustee is also a trustee of certain other investment companies for which the Distributor acts as principal underwriter.

1 Mr. Blanding is deemed an "interested person" of the CDC Nvest Funds Trusts because he holds the following positions with affiliated persons of the Trusts:
President, Chairman, Director and Chief Executive Officer of Loomis Sayles.

2Mr. Hailer is deemed an "interested person" of the CDC Nvest Funds Trusts because he holds the following positions with affiliated persons of the Trusts:
Director and Executive Vice President of CDC IXIS Asset Management Distribution Corporation ("CDC IXIS Distribution Corporation"); and President and Chief Executive Officer of CDC IXIS Advisers.


---------------------------- ------------- -------------------------- -------------------------- ---------------- ---------------
                                                                                                    NUMBER OF
                                              TERM OF OFFICE* AND                                 PORTFOLIOS IN
                                                LENGTH OF TIME                PRINCIPAL           FUND COMPLEX        OTHER
                             POSITION(S)            SERVED                  OCCUPATION(S)           OVERSEEN      DIRECTORSHIPS
NAME, AGE AND ADDRESS         HELD WITH                               DURING PAST 5 YEARS**                            HELD
---------------------              -----                              ---------------------                            ----
                                 FUND
                                 ----
---------------------------- ------------- -------------------------- -------------------------- ---------------- ---------------
OFFICERS

NICHOLAS H. PALMERINO (38)         Treasurer              1 year         Senior Vice President,     Not Applicable    Not Applicable
399 Boylston Street                                                      CDC IXIS Asset
Boston, MA 02116                                                         Management Services,
                                                                         Inc.; Senior Vice
                                                                         President, CDC IXIS
                                                                         Asset Management
                                                                         Advisers, L.P.;
                                                                         formerly, Vice
                                                                         President, Loomis,
                                                                         Sayles & Company, L.P.
JOHN E. PELLETIER (40)          Secretary, Chief        6 years as       Senior Vice President,     Not Applicable    Not Applicable
399 Boylston Street              Legal Officer          Secretary        General Counsel,
Boston, MA 02116                                                         Secretary and Clerk,
                                                     1 year as Chief     CDC IXIS Distribution
                                                      Legal Officer      Corporation; Executive
                                                                         Vice President, General
                                                                         Counsel, Secretary and
                                                                         Clerk, CDC IXIS Asset
                                                                         Management
                                                                         Distributors, L.P.;
                                                                         Executive Vice
                                                                         President, General
                                                                         Counsel, Secretary and
                                                                         Clerk, CDC IXIS Asset
                                                                         Management Advisers,
                                                                         L.P.; Executive Vice
                                                                         President, General
                                                                         Counsel, Secretary,
                                                                         Clerk, and Director,
                                                                         CDC IXIS Asset
                                                                         Management Services,
                                                                         Inc.
FRANK LOPICCOLO (50)           Anti-Money                 1 year         Senior Vice President,     Not Applicable    Not Applicable
399 Boylston St                Laundering                                CDC IXIS Asset
Boston, MA 02216               Officer                                   Management, Inc.


* Each officer of the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts serve for an indefinite term in accordance with each Trust's current By-laws until the date his or her successor is elected and qualified, or until he or she sooner dies, retires, is removed or becomes disqualified.

**Each person listed above holds the same position(s) with the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts. Previous positions during the past five years with the Distributor, CDC IXIS Advisers or Loomis Sayles are omitted, if not materially different from a trustee's or officer's current position with such entity.

STANDING BOARD COMMITTEES

     The trustees have delegated certain authority to the Audit Committee and Contract Review and Governance Committee.


     The CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts have two standing Board Committees. The Contract Review and Governance Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to advisory, subadvisory and distribution arrangements, potential conflicts of interest between the adviser or subadviser and the Trusts, and governance matters relating to the Trusts. During the fiscal year ended June 30, 2004, this Committee held five (5) meetings.

     The Audit Committee of the Trusts is comprised solely of Independent Trustees and considers matters relating to the scope and results of the Trusts' audits and serves as a forum in which the independent registered public accounting firm can raise any issues or problems identified in the audit with the Board of Trustees. This Committee also reviews and monitors compliance with stated investment objectives and policies, SEC and Treasury regulations as well as operational issues relating to the transfer agent and custodian. During the fiscal year ended June 30, 2004, this Committee held ten (10) meetings.


     The membership of each committee is as follows:

      AUDIT COMMITTEE                   CONTRACT REVIEW AND GOVERNANCE COMMITTEE
      ---------------                   ----------------------------------------
      Daniel M. Cain - Chairman         Kenneth J. Cowan - Chairman


      Edward A. Benjamin                Graham T. Allison, Jr.

      Sandra O. Moose                   Paul G. Chenault
                                           Richard Darman


                                           John A. Shane


     TRUSTEE FEES

     The Trust pays no compensation to its officers, or to its trustees who are Interested Trustees thereof.


     Effective July 1, 2004, each Independent Trustee receives, in the aggregate, a retainer fee at the annual rate of $50,000 and meeting attendance fees of $5,000 for each meeting of the Board of Trustees that he or she attends. Each committee chairman receives an additional retainer fee at the annual rate of $7,000. Each Trustee is compensated $3,750 per Committee meeting that he or she attends. These fees are allocated among the mutual fund portfolios in the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts based on a formula that takes into account, among other factors, the relative net assets of each mutual fund portfolio. In addition, for oversight of the AEW Real Estate Income Fund each Trustee receives a retainer fee at the annual rate of $2,000 and meeting attendance fees of $375 for each meeting of the Board of Trustees that he or she attends. Each committee member receives an additional retainer fee at the annual rate of $2,000. Furthermore, each committee chairman receives an additional retainer fee (beyond the $2,000 fee) at the annual rate of $1,000. The retainer fees for the AEW Real Estate Income Fund assume four Committee meetings per year. Each Trustee is compensated $200 per Committee meeting that he or she attends in excess of four per year.

     Prior to July 1, 2004, each Independent Trustee received, in the aggregate, a retainer fee at the annual rate of $45,000 and meeting attendance fees of $4,500 for each meeting of the Board of Trustees that he or she attended. Each committee member received an additional retainer fee at the annual rate of $7,000. Furthermore, each committee chairman received an additional retainer fee (beyond the $7,000 fee) at the annual rate of $5,000. The retainer fees assumed four Committee meetings per year. Each Trustee was compensated $1,750 per Committee meeting that he or she attended in excess of four per year. The fees paid for the oversight of the AEW Real Estate Income Fund were the same as the current fees.

     During the fiscal year ended June 30, 2004, the trustees of the Trust received the amounts set forth in the following table for serving as a trustee of the Trust. In addition, during the year ended December 31, 2003, such persons received the amounts set forth below for serving as trustee of other Trusts within the fund complex. The tables also set forth, as applicable, pension or retirement benefits accrued as part of fund expenses, and estimated annual retirement benefits paid to Trustees by the CDC Nvest Funds Trusts and Loomis Sayles Funds Trusts:


                           Aggregate Compensation   Pension or Retirement   Estimated Annual     Total Compensation
                             from CDC Nvest Cash   Benefits Accrued as Part   Benefits Upon     from the Fund Complex
NAME OF TRUSTEE                MANAGEMENT TRUST*        FUND EXPENSES          RETIREMENT         Paid to TRUSTEES+
INDEPENDENT TRUSTEES



Graham T. Allison, Jr.              $3,177                 $0                   $0                   $82,325
Edward Benjamin                     $3,595                 $0                   $0                   $92,075


Daniel M. Cain                      $3,805                 $0                   $0                   $98,075
Paul Chenault                       $3,177                 $0                   $0                   $82,325

Kenneth J. Cowan                    $3,388                 $0                   $0                   $88,325

Richard Darman                      $3,004                 $0                   $0                   $77,450

Sandra O. Moose                     $3,595                 $0                   $0                   $92,075

John A. Shane                       $3,177                 $0                   $0                   $82,325

Pendleton P. White**                $1,642                 $0                   $0                   $37,750


INTERESTED TRUSTEES
Robert Blanding                       $0                   $0                   $0                      $0
John T. Hailer                        $0                   $0                   $0                      $0
Peter S. Voss                         $0                   $0                   $0                      $0



*Amounts include payments deferred by trustees for the fiscal year ended June 30, 2004, with respect to the Trust. The total amount of deferred compensation accrued for all of the Trusts as of June 30, 2004 for the trustees is as follows: Allison: $1,178,913; Benjamin $88,166; Cain: $216,992; Cowan: $242,163;
Darman: $367,351.

**Mr. White retired as Trustee of the Fund Complex effective December 31, 2003.

+ Total Compensation represents amounts paid to a trustee for serving on the board of trustees of nine trusts with a total of 40 funds as of June 30, 2004.


     The Fund provides no pension or retirement benefits to trustees, but has adopted a deferred payment arrangement under which each trustee may elect not to receive fees from the Fund on a current basis but to receive in a subsequent period an amount equal to the value that such fees would have been if they had been invested in the Fund or Funds selected by the trustee on the normal payment date for such fees. The Fund posts a deferred trustee fee liability in an amount equal to its pro rata share of the deferred fees.


     At August 9, 2004, the officers and trustees of the Trust as a group owned less than 1% of the outstanding shares of the Fund.

     As of December 31, 2003,  the trustees had the  following  ownership in the
Fund:

                                                                        AGGREGATE DOLLAR RANGE OF EQUITY SECURITIES IN ALL
                                          DOLLAR RANGE OF EQUITY      REGISTERED INVESTMENT COMPANIES OVERSEEN BY TRUSTEE IN
           NAME OF TRUSTEE                SECURITIES IN THE FUND*                 FAMILY OF INVESTMENT COMPANIES*
           ---------------                ----------------------                  ------------------------------
INDEPENDENT TRUSTEES
Graham T. Allison Jr.                                A                                           E


Edward Benjamin                                      A                                           C

Daniel M. Cain                                       A                                           E

Paul Chenault                                        A                                           D
Kenneth J. Cowan                                     C                                           E
Richard Darman                                       A                                           E
Sandra O. Moose                                      A                                           E
John A. Shane                                        A                                           A



INTERESTED TRUSTEES
Robert Blanding                                      A                                           E



John T. Hailer                                       A                                           E


* A. None
   B. $1 - 10,000
   C. $10,001 - $50,000
   D. $50,001 - $100,000
   E. over $100,000

ADVISORY AND SUBADVISORY AGREEMENTS

     The Fund's advisory agreement with CDC IXIS Advisers provides that the CDC IXIS Advisers will furnish or pay the expenses of the Fund for office space, facilities and equipment, services of executive and other personnel of the Trust and certain administrative services. The adviser is responsible for obtaining and evaluating such economic, statistical and financial data and information and performing such additional research as is necessary to manage the Fund's assets in accordance with its investment objectives and policies.


     The Fund pays all expenses not borne by CDC IXIS Advisers or Reich & Tang including, but not limited to, the charges and expenses of the Fund's custodian and transfer agent, independent registered public accounting firm and legal counsel for the Fund and the Trust's Independent Trustees, all brokerage commissions and transfer taxes in connection with portfolio transactions, all taxes and filing fees, the fees and expenses for registration or qualification of its shares under federal and state securities laws, all expenses of shareholders' and trustees' meetings and of preparing, printing and mailing reports to shareholders and the compensation of trustees who are not directors, officers or employees of each of the Fund's adviser, subadviser(s) or their affiliates, other than affiliated registered investment companies.

     The Fund's advisory agreement and subadvisory agreement each provides that it will continue in effect for two years from its date of execution and thereafter from year to year if its continuance is approved at least annually
(i) by the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund and (ii) by vote of a majority of the Independent Trustees cast in person at a meeting called for the purpose of voting on such approval. The Trust has received an exemptive order from the SEC that permits CDC IXIS Advisers to amend existing subadvisory agreements when approved by the Fund's Board of Trustees, without shareholder approval. The exemption also permits CDC IXIS Advisers to enter into new subadvisory agreements with subadvisers that are not affiliated with CDC IXIS Advisers without obtaining shareholder approval, if approved by the Fund's Board of Trustees. Before the Fund can begin to rely on the exemptions described above, a majority of the shareholders of the Fund must approve the ability of the Fund to rely on the exemptive order. Shareholders will be notified of any subadviser changes. The advisory and subadvisory agreement may be terminated without penalty by vote of the Board of Trustees of the Trust or by vote of a majority of the outstanding voting securities of the Fund, upon 60 days' written notice, or by the Fund's adviser upon 90 days' written notice, and each terminates automatically in the event of its assignment (as defined in the 1940 Act). The subadvisory agreement also may be terminated by the subadviser upon 90 days' notice and automatically terminates upon termination of the related advisory agreement.

     The advisory agreement and subadvisory agreement each provides that CDC IXIS Advisers or Reich & Tang shall not be subject to any liability in connection with the performance of its services thereunder in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of its obligations and duties.

     CDC IXIS Advisers oversees the portfolio management services provided to the Fund by the subadviser and provides certain administrative services. Subject to the review of the Board of Trustees, CDC IXIS Advisers monitors the subadviser to assure that the subadviser is managing the Fund's assets consistently with the Fund's investment objective and restrictions and applicable laws and guidelines, including, but not limited to, compliance with the diversification requirements set forth in the 1940 Act and Subchapter M of the Internal Revenue Code. In addition, CDC IXIS Advisers and CIS also provide the Fund with administrative services which include, among other things, day-to-day administration of matters related to the Fund's existence, maintenance of its records, preparation of reports and assistance in the preparation of the Fund's registration statement under federal and state laws. In addition, CDC IXIS Advisers does not determine what investments will be purchased or sold for the Fund.


     CDC  IXIS  Advisers  may  terminate  the  subadvisory   agreement   without
shareholder approval. In such case, CDC IXIS Advisers will enter into an agreement with another subadviser to manage the Fund.

BOARD APPROVAL OF THE EXISTING ADVISORY AND SUBADVISORY AGREEMENTS

     The Board of Trustees, including the Independent Trustees, considers matters bearing on the Fund's advisory and subadvisory agreements at most of its meetings throughout the year. While the full Board of Trustees or the Independent Trustees, as appropriate, act on all major matters, a significant portion of the activities of the Board of Trustees is conducted through committees. The Independent Trustees meet frequently in executive session and are advised by independent legal counsel selected by the Independent Trustees. The advisory and subadvisory agreements of the Fund are reviewed each year by the Board of Trustees to determine whether the agreements should be renewed for an additional one-year period. Renewal of the agreements requires the majority vote of the Board of Trustees, including a majority of the Independent Trustees. The Board of Trustees consists of a majority of Independent Trustees.


     In connection with their meetings, the Trustees receive materials specifically relating to the existing advisory and subadvisory agreements. These materials generally include, among other items (i) information on the investment performance of the Fund, a peer group of funds and an appropriate index or combination of indices, (ii) sales and redemption data in respect of the Fund, and (iii) the economic outlook and the general investment outlook in the markets in which the Fund invests. The Board of Trustees, including the Independent Trustees, may also consider periodically other material facts such as (1) the adviser's and/or subadviser's results and financial condition, (2) the Fund's investment objective and strategies and the size, education and experience of the adviser's and subadviser's investment staff and their use of technology, external research and trading cost measurement tools, (3) arrangements in respect of the distribution of the Fund's shares, (4) the procedures employed to determine the value of the Fund's assets, (5) the allocation of the Fund's brokerage, if any, including allocations to brokers affiliated with the adviser or subadviser and the use of "soft" commission dollars to pay Fund expenses and to pay for research and other similar services, (6) the resources devoted to, and the record of compliance with, the Fund's investment policies and restrictions and policies on personal securities transactions, and (7) when applicable, the contractual fee waivers and expense reimbursements agreed to by the advisers and/or subadvisers.

     The Board of Trustees most recently approved the renewal of the advisory and subadvisory agreements at their meeting held in June 2004. In considering the advisory and subadvisory agreements, the Board of Trustees, including the Independent Trustees, did not identify any single factor as determinative. Matters considered by the Board of Trustees, including the Independent Trustees, in connection with its approval of the advisory and subadvisory agreements included the following:

o the benefits to shareholders of investing in a fund that is part of a family of funds offering a variety of investment disciplines and providing for a variety of fund and shareholder services.

o whether each Fund has operated in accordance with its investment objective and its record of compliance with its investment restrictions. They also reviewed each Fund's investment performance as well as each Fund's performance relative to a peer group of mutual funds and to the performance of an appropriate index or combination of indices.

o the nature, quality, cost and extent of administrative and shareholder services performed by the advisers, subadvisers and affiliated companies, under the existing advisory and subadvisory agreements and under separate agreements covering transfer agency functions and administrative services.

o each Fund's expense ratio and expense ratios of a peer group of funds. They also considered the contractual expense limitations and the financial impact on the advisers and subadvisers relating to such limitations and the amount and nature of fees paid by shareholders. The information on advisory and subadvisory fees and expense ratios, as well as performance data, included both information compiled by the adviser and information compiled by an independent data service. For these purposes, the Trustees took into account not only the fees paid by the Fund, but also so-called "fallout benefits" to the adviser or subadviser, such as the engagement of affiliates of the adviser or subadviser to provide distribution, brokerage and transfer agency services to the Fund, and the benefits of research made available to the adviser or subadviser by reason of brokerage commissions generated by the Fund's securities transactions. In evaluating each Fund's advisory and subadvisory fees, the Trustees also took into account the demands, complexity and quality of the investment management of such Fund.

o the level of the advisers' and subadvisers' profits in respect of the management of the Funds. The Trustees considered the profits realized by the advisers and subadvisers in connection with the operation of each Fund.

o whether there have been economies of scale in respect of the management of the Funds, whether the Funds have appropriately benefited from any economies of scale, and whether there is potential for realization of any further economies of scale.

     Based on their evaluation of all factors that they deemed to be material, including those factors described above, and assisted by the advice of independent counsel, the Trustees, including the Independent Trustees, concluded that the existing advisory fee structures are fair and reasonable, and that the existing advisory and subadvisory agreements should be continued through June 2005.

INFORMATION ABOUT THE ORGANIZATION AND OWNERSHIP OF THE ADVISERS AND SUBADVISERS OF THE FUNDS

     CDC IXIS ASSET MANAGEMENT ADVISERS, L.P. ("CDC IXIS Advisers"), formed in 1995, is a limited partnership owned by CDC IXIS Asset Management North America, L.P. ("CDC IXIS Asset Management North America"), which also owns CIS. CIS has subcontracted certain of its obligations as the transfer and dividend disbursing agent of the Funds to third parties.

     CDC IXIS ASSET MANAGEMENT NORTH AMERICA is part of an international Asset Management Group based in Paris, France. The Asset Management Group is ultimately owned principally, directly or indirectly, by three large affiliated French financial services entities: the Caisse des Depots et Consignations ("CDC"), a public sector financial institution created by the French government in 1816; the Caisse Nationale des Caisses d'Epargne, a financial institution owned by CDC and by French regional savings banks known as the Caisses d'Epargne; and by CNP Assurances, a large French life insurance company. The registered address of CDC IXIS is 26-28, rue Neuve Tolbiac, 75658 Paris Cedex 13, France. The registered address of CNP Assurances is 4, place Raoul Dautry, 75015 Paris, France. The registered address Caisse Nationale des Caisses d'Epargne is 5, rue Masseran, 75007 Paris, France. The registered office of CDC is 56, rue de Lille, 75007 Paris, France.

     The 15 principal subsidiary or affiliated asset management firms of CDC IXIS Asset Management North America, L.P. collectively had approximately $161 billion in assets under management or administration as of June 30, 2004.


     REICH & TANG is a registered investment adviser whose origins date back to 1970. CDC IXIS Asset Management North America is the managing member and owner of a 99.5% membership interest in Reich & Tang, a limited liability company. CDC IXIS Holdings is the owner of the remaining 0.5% membership interest in Reich & Tang.

     Certain officers and employees of Reich & Tang have responsibility for portfolio management of other advisory accounts and clients of Reich & Tang (including other registered investment companies and accounts of affiliates of Reich & Tang) that may invest in securities in which the Fund also invests. If Reich & Tang determines that an investment purchase or sale opportunity is appropriate and desirable for more than one advisory account, purchase and sale orders may be executed separately or may be combined and, to the extent practicable, allocated by Reich & Tang to the participating accounts. Where advisory accounts have competing interests in a limited investment opportunity, Reich & Tang will allocate an investment purchase opportunity based on the relative time the competing accounts have had funds available for investment, and the relative amounts of available funds, and will allocate an investment sale opportunity based on relative cash requirements and the time the competing accounts have had investments available for sale. It is Reich & Tang's policy to allocate, to the extent practicable, investment opportunities to each client over a period of time on a fair and equitable basis relative to its other clients. It is believed that the ability of the Fund to participate in larger volume transactions in this manner will in some cases produce better executions for the Fund. However, in some cases, this procedure could have a detrimental effect on the price and amount of a security available to the Fund or the price at which a security may be sold. The trustees are of the view that the benefits of retaining Reich & Tang as subadviser to the Fund outweigh the disadvantages, if any, that may result from participating in such transactions.

DISTRIBUTION AGREEMENTS


     Under an agreement with the Fund, the Distributor serves as the principal distributor of each class of shares of the Fund, which are sold at net asset value without any sales charge. The Distributor's principal business address is 399 Boylston Street, Boston, Massachusetts 02116. The Distributor receives no compensation from the Fund or purchasers of Fund shares for acting as distributor. Under the agreement, the Distributor conducts a continuous offering and is not obligated to sell a specific number of shares. Under the agreements, the Distributor pays promotion and distribution expenses relating to the sale of Fund shares, including the cost of preparing, printing and distributing prospectuses used in offering shares of the Fund for sale. The Fund pays the cost of registering and qualifying its shares under state and federal securities laws and distributing Prospectuses to existing shareholders.

     The Distributor pays investment dealers a service fee in order to compensate them for services they provide and expenses they incur in connection with the establishment or maintenance of shareholder accounts in the Fund. The service fee is paid quarterly at an annual rate equal to the following percentages of average Fund net assets, including reinvested dividends, in accounts serviced by the investment dealer during the year. THE FEE IS NOT AN EXPENSE OF THE FUND OR ITS SHAREHOLDERS AND DOES NOT AFFECT THE FUND'S YIELDS.

         The table below sets forth the service fee:

         AVERAGE DAILY NET ASSET BALANCE             FEE
         -------------------------------             ---
         $0 - 5 million                              none
         Over $5 million to $10 million              .05%
         Over $10 million                            .10%

     The distribution agreement of the Fund may be terminated at any time on 60 days' written notice without payment of any penalty by the Distributor or by vote of a majority of the outstanding voting securities of the Fund or by vote of a majority of the Independent Trustees.

     The distribution agreement will continue in effect for successive one-year periods, provided that each such continuance is specifically approved (i) by the vote of a majority of the Independent Trustees and (ii) by the vote of a majority of the entire Board of Trustees cast in person at a meeting called for that purpose or by a vote of a majority of the outstanding securities of the Fund.


     The Distributor controls the words "CDC Nvest" in the names of the Trust and the Fund and if it should cease to be the principal distributor of the Fund's shares, the Trust or the Fund may be required to change their names and delete these words or letters. The Distributor also acts as principal distributor for the CDC Nvest Funds Trusts, Loomis Sayles Funds Trusts and their constituent funds.

CUSTODIAL ARRANGEMENTS

     Investors Bank & Trust Company ("IBT"), 200 Clarendon Street, Boston, Massachusetts 02116, serves as the Trust's custodian. As such, IBT holds in safekeeping certificated securities and cash belonging to the Fund and, in such capacity, is the registered owner of securities in book-entry form belonging to the Fund. Upon instruction, IBT receives and delivers cash and securities of the Fund in connection with Fund transactions and collects all dividends and other distributions made with respect to the Fund's portfolio securities. IBT also maintains certain accounts and records of the Trust and calculates the total net asset value, total net income and net asset value per share of the Fund on a daily basis.


INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

     The Trust's independent registered public accounting firm is PricewaterhouseCoopers LLP, 125 High Street, Boston, Massachusetts 02110. The independent registered public accounting firm conducts an annual audit of the Fund's financial statements, assists in the review of federal and state income tax returns, consults with the Trust as to matters of accounting and federal and state income taxation and assists and consults in connection with the review of various Securities and Exchange commission filings. The financial highlights in the Prospectus for the Fund, and the financial statements contained in the Fund's Annual Report for the year ended June 30, 2004 and incorporated by reference into this statement, have been so included in reliance on the reports of the Trust's independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

COUNSEL TO THE FUNDS

     Ropes & Gray LLP, located at One International Place, Boston, MA 02110, serves as counsel to the Fund.


OTHER ARRANGEMENTS


     Pursuant to a contract between the Trust and CIS, CIS, whose principal business address is 399 Boylston Street, Boston, Massachusetts 02116, acts as shareholder servicing and transfer agent for the Fund and is responsible for services in connection with the establishment, maintenance and recording of shareholder accounts, including all related tax and other reporting requirements and the implementation of investment and redemption arrangements offered in connection with the sale of the Fund's shares. For these services, CIS received the following fees from the Fund for the fiscal year ended June 30, 2004:


FUND                                             FISCAL YEAR ENDED JUNE 30, 2004
----                                            -------------------------------
CDC Nvest Cash Management Trust --                         $1,245,781
Money Market Series

     CIS has subcontracted with State Street Bank and Trust Company ("State Street Bank") for it to provide, through its subsidiary, Boston Financial Data Services, Inc. ("BFDS"), transaction processing, mail and other services. For these services, CIS pays BFDS a monthly per account fee. In addition, pursuant to other service agreements, Classes A, B and C shareholders may pay service fees to other firms that provide similar services for their own shareholder accounts.

     In  addition,  during the fiscal year ended June 30,  2004,  CIS  performed certain accounting and administrative services for the Fund, pursuant to an Administrative Services Agreement (the "Administrative Agreement"). Under the Administrative Agreement, CIS provides the following services to the Fund: (i) it provides personnel that perform bookkeeping, accounting and financial reporting functions and clerical functions relating to the Fund, (ii) it provides services required in connection with the preparation of registration statements and prospectuses, registration of shares in various states, shareholder reports and notices, proxy solicitation material furnished to shareholders of the Fund or regulatory authorities and reports and questionnaires for SEC compliance, and (iii) it handles various registrations and filings required by various regulatory authorities.

     For these services, CIS received fees from the Fund for the fiscal years ended June 30, 2002, 2003 and 2004:


                            Fund                                              Fiscal Year Ended June 30,
--------------------------------------------------------------

                                                                      2002                2003               2004
                                                                      ----                ----               ----

Cash Management Trust-- Money Market Series                         $277,146            $371,431           $297,699



-----------------------------------------------------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------------------------------------------------

                            FUND CHARGES AND EXPENSES
--------------------------------------------------------------------------------

     ADVISORY FEES Pursuant to an advisory agreement dated October 1, 2001, CDC IXIS Advisers has agreed, subject to the supervision of the Board of Trustees of the Trust, to manage the investment and reinvestment of the assets of the Fund and to provide a range of administrative services to the Fund. For the services described in the advisory agreements, the Fund has agreed to pay CDC IXIS Advisers an advisory fee at the annual rate set forth in the following table, reduced by the amount of any subadvisory fees payable by the Fund to the subadviser pursuant to the subadvisory agreement:


FUND Advisory fee payable by Fund to CDC IXIS Advisers (includes any subadvisory fees paid)
                             (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE
                             FUND)

Cash Management Trust--
Money Market Series          0.400% of the first $500 million
                             0.375% of the next $500 million
                             0.325% of the next $500 million
                             0.275% of the next $500 million and
                             0.225% of amounts in excess of $2 billion

SUBADVISORY FEES


     The advisory agreement provides that CDC IXIS Advisers may delegate its responsibilities thereunder to other parties. Pursuant to a subadvisory agreement dated October 1, 2001, CDC IXIS Advisers has delegated its portfolio management responsibilities to Reich & Tang as subadviser. For providing such subadvisory services to the Fund, the Fund pays Reich & Tang a subadvisory fee at the annual rates set forth in the following table:

                     SUBADVISORY FEE PAYABLE BY THE FUND
FUND                (AS A PERCENTAGE OF AVERAGE DAILY NET ASSETS OF THE FUND)
----                ---------------------------------------------------------
Cash Management
Trust-- Money       0.170% of the first $250 million
Market Series       0.140% of the next $250 million

                    0.130% of the next $500 million
                    0.100% of amounts in excess of $1 billion

     For the last three fiscal years ended June 30, the following table shows the total advisory fees (including subadvisory fees) paid by the Fund and of these amounts, the total paid to CDC IXIS Advisers and the total paid to the subadviser of the Fund:


Cash Management Trust  -- Money Market Series


                                                               2002                2003            2004
                                                               ----                ----            ----
Total Advisory Fee                                          $2,228,197         $2,039,902       $1,697,447

CDC IXIS Advisers Total Paid                                $1,316,813         $1,251,161       $1,027,371
Reich & Tang Total Paid                                       $911,384           $788,741         $670,076


--------------------------------------------------------------------------------
                            OWNERSHIP OF FUND SHARES
--------------------------------------------------------------------------------


     As of August 9, 2004, to the Trust's knowledge, no persons owned of record or beneficially 5% or more of the outstanding shares of any class of the Fund.



--------------------------------------------------------------------------------
                             PORTFOLIO TRANSACTIONS
--------------------------------------------------------------------------------

IN GENERAL


     The Fund's purchases and sales of portfolio securities are usually principal transactions. Portfolio securities are generally purchased directly from the issuer, from banks and financial institutions or from an underwriter or market maker for the securities. There are usually no brokerage commissions paid for such purchases and the Fund at present does not anticipate paying brokerage commissions. Should the Fund pay a brokerage commission on a particular transaction, the Fund would seek to effect the transaction at the most favorable available combination of best execution and lowest commission. Purchases from underwriters of portfolio securities include a commission or concession paid by the issuer to the underwriter, and purchases from dealers serving as market makers include the spread between the bid and asked price. During the fiscal years ended June 30, 2002, 2003, and 2004, the Fund did not incur any brokerage fees in connection with portfolio transactions.


     No portfolio transactions are executed with Reich & Tang, or its affiliates acting as principal. In addition, the Fund will not buy bankers' acceptances, certificates of deposit or commercial paper from Reich & Tang or its affiliates.

     The frequency of transactions and their allocation to various dealers is determined by Reich & Tang in its best judgment and in a manner deemed in the best interest of shareholders of the Fund. The primary consideration is prompt execution of orders in an effective manner at the most favorable price.

     Investment decisions for the Fund will be made independently from those for any other accounts or investment companies that may be or become managed by Reich & Tang or its affiliates. If, however, the Fund and other investment companies or accounts managed by Reich & Tang are contemporaneously engaged in the purchase or sale of the same security, the transactions may be averaged as to price and allocated equitably to each account. In some cases, this policy might adversely affect the price paid or received by the Fund or the size of the position obtainable for the Fund. In addition, when purchases or sales of the same security for the Fund and for other investment companies managed by Reich & Tang occur contemporaneously, the purchase or sale orders may be aggregated in order to obtain any price advantages available to large denomination purchasers or sellers.

     The Board of Trustees of the Trust has requested that Reich & Tang seek to reduce underwriting commissions or similar fees on Fund portfolio transactions through certain methods currently available. It is not expected that these methods will result in material reductions. The Board has not requested that Reich & Tang or its affiliates attempt to join underwriting syndicates to reduce underwriting commissions or fees.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                DESCRIPTION OF THE TRUST AND OWNERSHIP OF SHARES
--------------------------------------------------------------------------------

     CDC Nvest Cash Management Trust was organized as a Massachusetts business trust under the laws of Massachusetts by an Agreement and Declaration of Trust (a "Declaration of Trust") dated June 5, 1980, as amended. The Trust commenced operations on October 3, 1980 by acquiring all the assets and liabilities of NEL Cash Management Account, Inc., which had commenced operations on July 10, 1978. The Trust was established with the same investment objective, policies, restrictions and investment adviser as NEL Cash Management Account, Inc. then had. The name of the Trust has changed several times since its organization - from the date of its organization to September 1986, the name of the Trust was "NEL Cash Management Trust"; from September 1986 to April 1992, its name was "New England Cash Management Trust"; from April 1992 to April 1994, its name was "TNE Cash Management Trust"; from April 1994 to February 2000, its name was "New England Cash Management Trust"; from February 2000 until April 2001 the name of the Trust was "Nvest Cash Management Trust"; and since May 2001 the name of the Trust has been "CDC Nvest Cash Management Trust". The Money Market Series is the only series of CDC Nvest Cash Management Trust currently in existence. The Fund has three classes of shares (Classes A, B and C) available for purchase. The Trust is a diversified, open-end management investment company.


     The Declaration of Trust currently permits the Trust's trustees to issue an unlimited number of full and fractional shares of the Fund. The Fund is represented by a particular series of shares. The Declaration of Trust further permits the Trust's Board of Trustees to divide the shares of each series into any number of separate classes, each having such rights and preferences relative to other classes of the same series as the Trust's Board of Trustees may determine. When you invest in the Fund, you acquire freely transferable shares of beneficial interest that entitle you to receive dividends as determined by the Trust's Board of Trustees and to cast a vote for each share you own at shareholder meetings. The shares of the Fund do not have any pre-emptive rights. Upon termination of the Fund, whether pursuant to liquidation of the Trust or otherwise, shareholders of each class of the Fund are entitled to share pro rata in the net assets attributable to that class of shares of the Fund available for distribution to such shareholders. The Declaration of Trust also permits the Board of Trustees to charge shareholders directly for custodial, transfer agency and servicing expenses.

     Classes A, B and C shares of the Fund are identical except that the classes have different exchange privileges, as set forth in detail in the Prospectus. All expenses of the Fund (including advisory and subadvisory fees but excluding transfer agency fees and expenses of printing and mailing Prospectuses to shareholders) are borne by the Fund on a pro rata basis. The multiple class structure could be terminated should certain Internal Revenue Service ("IRS") rulings or SEC regulatory positions be rescinded or modified.


     If the Trust were to issue shares of more than one series, the assets received by each series of the Trust from the issue or sale of shares of each series thereof and all income, earnings, profits, losses and proceeds therefrom, subject only to the rights of creditors, are allocated to, and constitute the underlying assets of, that series. The underlying assets of each are segregated and are charged with the expenses with respect to that series and with a share of the general expenses of the Trust. Any general expenses of the Trust not readily identifiable as belonging specifically to a particular series are allocated by or under the direction of the trustees in such manner as the trustees determine to be fair and equitable. While the expenses of the Trust are allocated to the separate books of account of each series of the Trust, certain expenses may be legally chargeable against the assets of both series.

     The Declaration of Trust also permits the Trust's Board of Trustees, without shareholder approval, to subdivide the Fund or series or class of shares into various sub-series or sub-classes with such dividend preferences and other rights as the trustees may designate. While the Trust's Board of Trustees has no current intention to exercise this power, it is intended to allow them to provide for an equitable allocation of the impact of any future regulatory requirements that might affect various classes of shareholders differently. The Trust's Board of Trustees may also, without shareholder approval, establish one or more additional series or classes or merge two or more existing series or classes.


     The Declaration of Trust provides for the perpetual existence of the Trust. The Trust or the Fund, however, may be terminated at any time by vote of at least two-thirds of the outstanding shares of the Fund affected. Similarly, any class within the Fund may be terminated by vote of at least two-thirds of the outstanding shares of such class. The Declaration of Trust further provides that the Board of Trustees may also without shareholder approval terminate the Trust upon written notice to its shareholders.


VOTING RIGHTS

     Shareholders are entitled to one vote for each full share held (with fractional votes for fractional shares held) and may vote (to the extent provided therein) in the election of trustees and the termination of the Fund and on other matters submitted to the vote of shareholders.


     The Declaration of Trust provides that on any matter submitted to a vote of all shareholders of the Trust, all Trust shares entitled to vote shall be voted together irrespective of series or class unless the rights of a particular series or class would be adversely affected by the vote, in which case a separate vote of that series or class shall also be required to decide the question. Also, a separate vote shall be held whenever required by the 1940 Act or any rule thereunder. Rule 18f-2 under the 1940 Act provides in effect that a series or class shall be deemed to be affected by a matter unless it is clear that the interests of each series or class in the matter are substantially identical or that the matter does not affect any interest of such series or class. On matters affecting an individual series or class, only shareholders of that series or class are entitled to vote. Consistent with the current position of the SEC, shareholders of all series and classes vote together, irrespective of series or class, on the election of trustees and the selection of the Trust's independent registered public accounting firm, but shareholders of each series vote separately on most other matters requiring shareholder approval, such as certain changes in investment policies of that series or the approval of the investment advisory and subadvisory agreement relating to that series, and shareholders of each class within a series vote separately as to the Rule 12b-1 plan (if any) relating to that class.


     There will normally be no meetings of shareholders for the purpose of electing trustees except that, in accordance with the 1940 Act, (i) the Trust will hold a shareholders' meeting for the election of trustees at such time as less than a majority of the trustees holding office have been elected by shareholders, and (ii) if there is a vacancy on the Board of Trustees, such vacancy may be filled only by a vote of the shareholders unless, after filling such vacancy by other means, at least two thirds of the trustees holding office shall have been elected by shareholders.

     Except as set forth above, the trustees shall continue to hold office and may appoint successor trustees. Shareholder voting rights are not cumulative.


     No amendment may be made to the Declaration of Trust without the affirmative vote of a majority of the outstanding shares of the Trust except (i) to change the Trust's or the Fund's name or to make changes of a technical nature in the Declaration of Trust, (ii) to establish and designate new series or classes of Trust shares, and (iii) to establish, designate or modify new and existing series or classes of Trust shares or modify other provisions relating to Trust shares in response to applicable laws or regulations. If one or more new series of the Trust is established and designated by the trustees, the shareholders having beneficial interests in the Fund described in this Statement shall not be entitled to vote on matters exclusively affecting such new series, such matters including, without limitation, the adoption of or any change in the investment objectives, policies or restrictions of the new series and the approval of the investment advisory contracts of the new series. Similarly, the shareholders of the new series shall not be entitled to vote on any such matters as they affect the Fund.


SHAREHOLDER AND TRUSTEE LIABILITY


     Under  Massachusetts  law, the Trust's  shareholders  could,  under certain circumstances, be held personally liable for the obligations of the Trust. However, the Declaration of Trust disclaims shareholder liability for acts or obligations of the Trust and require that notice of such disclaimer be given in each agreement, obligation or instrument entered into or executed by the Trust or the trustees. The Declaration of Trust provides for indemnification out of the assets of the Fund for all loss and expense of any shareholder held personally liable for the obligations of the Fund by reason of owning shares of such Fund. Thus, the risk of a shareholder incurring financial loss on account of shareholder liability is considered remote since it is limited to circumstances in which the disclaimer is inoperative and the Fund itself would be unable to meet its obligations.


     The Declaration of Trust further provides that the Board of Trustees will not be liable for errors of judgment or mistakes of fact or law. However, nothing in the Declaration of Trust protects a trustee against any liability to which the trustee would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The By-Laws of the Trust provide for indemnification by the Trust of trustees and officers of the Trust except with respect to any matter as to which any such person did not act in good faith in the reasonable belief that his or her action was in or not opposed to the best interests of the Trust. Such person may not be indemnified against any liability to the Trust or the Trust's shareholders to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. The Trust offers only its own Fund's shares for sale, but it is possible that the Trust might become liable for any misstatements in a Prospectus that relate to another Trust.

CODE OF ETHICS

     The Fund, its adviser and subadviser and the Distributor have adopted Codes of Ethics pursuant to Rule 17j-1 under the 1940 Act. The Codes of Ethics permit employees to invest in securities for their own accounts, under certain circumstances, including securities that may be purchased or held by the Fund. The Codes of Ethics are on public file with, and are available from, the SEC.

--------------------------------------------------------------------------------
                                HOW TO BUY SHARES
--------------------------------------------------------------------------------

     The procedures for purchasing shares of the Fund are summarized in the Prospectus. The Fund will only accept accounts from U.S. citizens with a U.S. address or resident aliens with a U.S. address and a U.S. taxpayer identification number. All purchases made by check should be drawn on U.S. banks and payable in U.S. dollars and made payable to CDC Nvest Funds, or, in the case of a retirement account, the custodian or trustee. Shares of the Fund are offered for sale continuously at their respective net asset values, which the Fund seeks to maintain at a constant $1.00 per share. See "Net Income, Dividends and Valuation" in this Statement. There is no sales charge to purchase the Fund's shares. The minimum initial investment is $2,500, with a $100 minimum for subsequent investments. There are reduced initial investment minimums for certain investments described below under "Shareholder Services."

     For purchase of Fund shares by mail, the settlement date is the first business day after receipt of the check by the transfer agent so long as it is received by the close of regular trading of the New York Stock Exchange (the "Exchange") on a day when the Exchange is open; otherwise the settlement date is the following business day.


     Shares may also be purchased either in writing, by phone, by federal funds wire, by electronic funds transfer using Automated Clearing House ("ACH"), or by exchange as described in the Prospectus and through firms that are members of the National Association of Securities Dealers, Inc. that have selling agreements with the Distributor. You may also use CDC Nvest Funds Personal Access Line(R) (800-225-5478, press 1) or CDC Nvest Funds' Web site (www.cdcnvestfunds.com) to purchase Fund shares. For more information, see the section entitled "Shareholder Services" in this Statement.

     A shareholder may purchase additional shares electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has banking information on file. With respect to shares purchased by federal funds wire, shareholders should bear in mind that wire transfers may take two or more hours to complete. Banks may charge a fee for transmitting funds by wire.

     The Distributor may at its discretion, for existing clients, accept a telephone order for the purchase of $5,000 or more of the Fund's Class A, B and C shares. Payment must be received by the Distributor or designated transfer agent within three business days following the transaction date or the order will be subject to cancellation. Telephone orders must be placed through the Distributor, designated transfer agent or your investment dealer.


     If you wish transactions in your account to be effected by another person under a power of attorney from you, special rules as summarized in the Prospectus may apply.

--------------------------------------------------------------------------------
                              SHAREHOLDER SERVICES
--------------------------------------------------------------------------------

OPEN ACCOUNTS


     Except for investors who own shares through certain broker "street names" or retirement plan arrangements, each shareholder's investment is automatically credited to a separate open account maintained for the shareholder by State Street Bank, and the shareholder will receive a daily statement disclosing the current balance of shares owned in the shareholder's account and the details of all transactions in that account for the day; however, if there were no transactions other than systematic transactions or dividend declarations during a month, the shareholder will only receive a quarterly statement. The statement should be retained as a permanent record. CIS may charge a fee for providing duplicate account information.


     The open account system provides for full and fractional shares expressed to three decimal places and, by making the issuance and delivery of stock certificates unnecessary, eliminates problems of handling and safekeeping, and the cost and inconvenience of replacing lost, stolen, mutilated or destroyed certificates. Certificates will not be issued for Class B or Class C shares.


     The costs of maintaining the open account system are paid by the Fund and no direct charges are made to shareholders. Although the Fund has no present intention of making such direct charges to shareholders, it reserves the right to do so. Shareholders will receive prior notice before any such charges are made.


AUTOMATIC INVESTMENT PLANS (CLASSES A, B AND C SHARES)


     Subject to the Fund's investor eligibility requirements, investors may automatically invest in additional shares of the Fund on a periodic basis by authorizing the Distributor to draft an amount from an investor's bank account for investment in the Fund. The Investment Builder Program is designed to facilitate such periodic payments electronically through the ACH system so long as the shareholder's bank or credit union is a member of the ACH system and the shareholder has banking information on file. Payroll Deduction enables investors to invest from a paycheck directly into the Fund provided that the investor's employer can accommodate this service. An automatic investment plan may be opened with an initial investment of $25 or more and thereafter regular monthly investments of $25 or more. The reduced minimum initial investment pursuant to an automatic investment plan is referred to in the Prospectus. A Service Options (for Investment Builder) or a Payroll Deduction Authorization form must be completed to open an automatic investment plan and may be obtained by calling the Distributor or designated transfer agent at 800-225-5478, contacting your investment dealer or visiting www.cdcnvestfunds.com.

     These programs are voluntary and may be terminated at any time by CIS upon notice to existing plan participants.

     The Investment Builder Program plan may be discontinued at any time by the investor by written notice to CIS, which must be received at least five business days prior to any payment date. The plan may be discontinued by State Street Bank at any time without prior notice if any draft is not paid upon presentation; or by written notice to the shareholder at least thirty days prior to any payment date. State Street Bank is under no obligation to notify shareholders as to the nonpayment of any check. For Payroll Deduction, the participating shareholder must contact his/her employer to stop deductions from a paycheck.

RETIREMENT PLANS AND OTHER PLANS OFFERING TAX BENEFITS


     The federal tax laws provide for a variety of retirement plans offering tax benefits. These plans may be funded with shares of the Fund or with certain other investments. The plans include H.R. 10 (Keogh) plans for self-employed individuals and partnerships, individual retirement accounts (IRAs), corporate pension trust and profit sharing plans, including 401(k) plans, and retirement plans for public school systems and certain tax exempt organizations, i.e., 403(b) plans.

     The reduced minimum initial investment available to retirement plans offering tax benefits is referred to in the Prospectus. For these plans, initial investments in the Fund must be at least $250 for each participant in corporate pension and profit sharing plans and Keogh plans, at least $500 for IRAs and Coverdell Education Savings Accounts, and at least $100 for any subsequent investments in any of these types of accounts. There is a special initial and subsequent investment minimum of $25 for payroll deduction investment programs for SARSEP, SEP, SIMPLE Plans, 403(b) and certain other retirement plans. Income dividends and capital gain distributions must be reinvested (unless the investor is over age 59 1/2 or disabled). These types of accounts may be subject to fees. Plan documents and further information can be obtained from the Distributor.

     An investor should consult a competent tax or other adviser as to the suitability of the Fund's shares as a vehicle for funding a plan, in whole or in part, under the Employee Retirement Income Security Act of 1974, as amended ("ERISA") and as to the eligibility requirements for a specific plan and its state as well as federal tax aspects.

SYSTEMATIC WITHDRAWAL PLANS (CLASSES A, B AND C SHARES)


     An investor owning the Fund's shares having a value of $10,000 or more may establish a Systematic Withdrawal Plan ("Plan") providing for periodic payments of a fixed or variable amount. An investor may terminate the plan at any time. A form for use in establishing such a plan is available from the servicing agent or your investment dealer. Withdrawals may be paid to a person other than the shareholder if a medallion signature guarantee is provided. Please consult your investment dealer or the Distributor.

     A shareholder under a Plan may elect to receive payments monthly, quarterly, semiannually or annually for a fixed amount of not less than $50 or a variable amount based on (1) the market value of a stated number of shares, (2) a specified percentage of the account's market value or (3) a specified number of years for liquidating the account (e.g., a 20-year program of 240 monthly payments would be liquidated at a monthly rate of 1/240, 1/239, 1/238, etc.). The initial payment, under a variable payment option, may be $50 or more.

     On Plans for accounts subject to a contingent deferred sales charge ("CDSC"), the amount or percentage you specify may not, on an annualized basis, exceed 10% of the value, as of the time you make the election, of your account with the Fund with respect to which you are electing the Plan.

     All shares under the Plan must be held in an open (uncertificated) account. Income dividends and capital gain distributions will be reinvested.


     Withdrawals may be made on any business day of the month. If a day is not selected, withdrawals will be processed on or about the 24th of the month. Since systematic withdrawal payments represent proceeds from the liquidation of shares, withdrawals may reduce and possibly exhaust the value of the account, particularly in the event of a period of low earnings. Accordingly, a shareholder should consider whether a Plan and the specified amounts to be withdrawn are appropriate in the circumstances. The Fund and the Distributor make no recommendations or representations in this regard. It may be appropriate for the shareholder to consult a tax adviser before establishing such a Plan. See "Redemptions" and "Taxes" below for certain information as to federal income taxes. CDC Nvest Funds may modify or terminate this program at any time.

     Because of statutory restrictions this Plan is not available to pension or profit-sharing plans, IRAs or 403(b) plans that have State Street Bank as trustee. Contact the servicing agent for other systematic withdrawal options for retirement accounts.


DIVIDEND DIVERSIFICATION PROGRAM


     You may also establish a Dividend Diversification Program, which allows you to have all dividends and any other distributions automatically invested in shares of the same class of another CDC Nvest Fund, subject to the investor eligibility requirements of that other Fund and to state securities law requirements. Shares will be purchased at the selected Fund's net asset value (plus any applicable sales charge or CDSC) on the dividend payable date. A dividend diversification account must be in the same registration (shareholder name) as the distributing Fund account and, if a new account in the purchased Fund is being established, the purchased Fund's minimum investment requirements must be met. Before establishing a Dividend Diversification Program into any other CDC Nvest Fund, you must obtain and carefully read a copy of that Fund's Prospectus.


EXCHANGE PRIVILEGE


     Shareholders may exchange their shares in the Fund for shares of the same class of any other CDC Nvest Fund or Loomis Sayles Fund listed below, subject to those funds' eligibility requirements and front-end sales charges or CDSC. These options are summarized in the Prospectus.

     Shareholders of any of the CDC Nvest Funds or Loomis Sayles Fund other than the Fund may exchange all or any portion of their shares (including the proceeds of shares of the other funds redeemed within 120 days before the exchange) for shares of the same class of the Fund. However, Class A, Class B or Class C shares of the Fund acquired by exchange from any other CDC Nvest Fund or Loomis Sayles Fund will be subject to a CDSC if, and to the extent as, the shares exchanged were subject to a CDSC. If you exchange shares of a CDC Nvest Fund or Loomis Sayles Fund into shares of the Fund, the holding period for purposes of determining the CDSC for Classes A, B or C shares and conversion from Class B into Class A shares stops until you exchange back into shares of another CDC Nvest Fund or Loomis Sayles Fund. If you then choose to redeem those shares of the Fund, a CDSC may apply. Such exchanges may be made by telephoning (including Personal Access Line(R)), accessing www.cdcnvestfunds.com or writing CDC Nvest Funds or Loomis Sayles Funds or certain investment dealers.

     Shares of the Fund acquired through an exchange from the CDC Nvest Funds or Loomis Sayles Funds listed below may be re-exchanged for shares of the same class of those CDC Nvest Funds or Loomis Sayles Funds. Any such exchange will be based on the respective current net asset values of the shares involved and no sales charge will be incurred. Under certain circumstances, the Distributor may waive the requirement that shareholders pay the difference between any sales charge already paid on their shares and the higher sales charge of the Fund into which they are exchanging at the time of the exchange. Shareholders making such exchanges must provide CDC Nvest Funds or Loomis Sayles Funds with sufficient information to permit verification of their prior ownership of shares.

     An exchange may be effected, provided that neither the registered name nor address of the accounts are different and provided that a certificate representing the shares being exchanged has not been issued to the shareholder, by (1) a telephone request to the Funds or CIS at 800-225-5478; or (2) an internet transaction at www.cdcnvestfunds.com; or (3) a written exchange request to the Funds or CIS, P.O. Box 219579, Kansas City, MO 64121-9579. You must acknowledge receipt of a current Prospectus for the Fund before an exchange for that Fund can be effected. The minimum amount to open a fund by exchange is the receiving Fund's investment minimum as noted in the receiving Fund's prospectus, or the total net asset value of your account, which ever is less. For subsequent exchanges, including those made as part of the Automatic Exchange Program, the minimum is $100.

     Before requesting an exchange into another CDC Nvest Fund or Loomis Sayles Fund, please read its prospectus carefully. Subject to the applicable rules of the SEC, the Board of Trustees reserves the right to modify the exchange privilege at any time. Except as otherwise permitted by SEC rule, shareholders will receive at least 60 days' advance notice of any material change to the exchange privilege.

The investment objectives of the CDC Nvest Funds and Loomis Sayles Funds as set forth in their Prospectuses are as follows. The following information is subject to change:

CDC NVEST FUNDS:

EQUITY FUNDS:


     AEW REAL ESTATE FUND seeks to provide investors with above-average income and long-term growth of capital.

     CGM ADVISOR TARGETED EQUITY FUND seeks long-term growth of capital through investments in equity securities of companies whose earnings are expected to grow at a faster rate than that of the overall United States economy.


     HANSBERGER INTERNATIONAL FUND seeks long-term growth of capital.


     HARRIS ASSOCIATES FOCUSED VALUE FUND seeks long-term capital appreciation.


     HARRIS ASSOCIATES LARGE CAP VALUE FUND seeks opportunities for long-term capital growth and income.


     LOOMIS SAYLES GROWTH FUND seeks long-term growth of capital.

     CDC IXIS INTERNATIONAL EQUITY FUND seeks high investment total return through a combination of capital appreciation and current income.

     LOOMIS SAYLES RESEARCH FUND seeks to provide long-term growth of capital.


     VAUGHAN NELSON SMALL CAP VALUE FUND seeks capital appreciation.

     WESTPEAK CAPITAL GROWTH FUND seeks long-term growth of capital.


STAR FUNDS:

     CDC NVEST STAR ADVISERS FUND seeks long-term growth of capital.

     CDC NVEST STAR GROWTH FUND seeks long-term growth of capital.

     CDC NVEST STAR VALUE FUND seeks a reasonable, long-term investment return from a combination of market appreciation and dividend income from equity securities.

INCOME FUNDS:

     LOOMIS SAYLES CORE PLUS BOND FUND seeks a high level of current income consistent with what the Fund considers reasonable risk. It invests primarily in corporate and U.S. government bonds.

     LOOMIS SAYLES GOVERNMENT SECURITIES FUND seeks a high level of current income consistent with safety of principal by investing in U.S. government securities.

     LOOMIS SAYLES HIGH INCOME FUND seeks high current income plus the opportunity for capital appreciation to produce a high total return.


     LOOMIS SAYLES INVESTMENT GRADE BOND FUND seeks high total investment return through a combination of current income and capital appreciation.


     LOOMIS SAYLES LIMITED TERM GOVERNMENT AND AGENCY FUND seeks a high current return consistent with preservation of capital.

     LOOMIS SAYLES STRATEGIC INCOME FUND seeks high current income with a secondary objective of capital growth.


TAX FREE INCOME FUNDS:


     LOOMIS SAYLES MASSACHUSETTS TAX FREE INCOME FUND seeks to maintain a high a level of current income exempt from federal and Massachusetts personal income taxes.

     LOOMIS SAYLES MUNICIPAL INCOME FUND seeks as high a level of current income exempt from federal income taxes as is consistent with reasonable risk and protection of shareholders' capital.

CDC IXIS MODERATE DIVERSIFIED PORTFOLIO:

     CDC  IXIS  MODERATE   DIVERSIFIED   PORTFOLIO   seeks   long-term   capital
appreciation with income as a secondary objective.

LOOMIS SAYLES FUNDS:

     LOOMIS SAYLES AGGRESSIVE GROWTH FUND seeks long-term capital growth from investments in common stocks or their equivalent.

     LOOMIS SAYLES BENCHMARK CORE BOND FUND seeks high total return through a combination of current income and capital appreciation.

     LOOMIS SAYLES BOND FUND seeks high total investment return through a combination of current income and capital appreciation.

     LOOMIS SAYLES FIXED INCOME FUND seeks high total investment return through a combination of current income and capital appreciation.

     LOOMIS SAYLES GLOBAL BOND FUND seeks high total investment return through a combination of high current income and capital appreciation.

     LOOMIS SAYLES INSTITUTIONAL HIGH INCOME FUND seeks high total investment return through a combination of current income and capital appreciation.

     LOOMIS SAYLES INTERMEDIATE DURATION FIXED INCOME FUND seeks above-average total return through a combination of current income and capital appreciation.

     LOOMIS SAYLES INVESTMENT GRADE FIXED INCOME FUND seeks  above-average total
investment   return   through  a  combination  of  current  income  and  capital appreciation.

     LOOMIS SAYLES MID CAP GROWTH FUND seeks long-term capital growth from investments in common stocks and their equivalents.

     LOOMIS SAYLES SMALL CAP GROWTH FUND seeks long-term capital growth from investments in common stocks and other equity securities.

     LOOMIS SAYLES SMALL CAP VALUE FUND seeks long-term capital growth from investments in common stocks or other equity securities.

     LOOMIS SAYLES SMALL COMPANY GROWTH FUND seeks long-term capital growth from investments in common stocks or their equivalents.

     LOOMIS SAYLES TAX-MANAGED EQUITY FUND seeks long-term capital growth.

     LOOMIS SAYLES U.S. GOVERNMENT SECURITIES FUND seeks high total investment return through a combination of current income and capital appreciation.

     LOOMIS SAYLES VALUE FUND seeks long-term growth of capital and income.

     LOOMIS SAYLES WORLDWIDE FUND seeks high total investment return through a combination of capital appreciation and current income.

     As of June 30, 2004, the net assets of the CDC Nvest Funds totaled $5.1 billion.


AUTOMATIC EXCHANGE PLAN (CLASSES A, B AND C SHARES)


     As described in the Prospectus following the caption "Additional Investor Services", a shareholder may establish an Automatic Exchange Plan under which shares of the Fund are automatically redeemed each month and immediately reinvested in shares of the same class of one or more of the CDC Nvest Funds listed above, subject to the investor eligibility requirement of that other fund and the exchange rules regarding Class A, Class B and Class C above. Registrations on all accounts must be identical. Exchanges may be made on any business day of the month. If a day is not selected, exchanges will be processed on or about the 24th of the month and are made until the account is exhausted or until CIS is notified in writing to terminate the plan. Exchanges may be made in amounts of $100 or more. A sales charge will be imposed on such exchanges unless the shares being exchanged were previously acquired through an exchange from one of the CDC Nvest Funds listed above. The Service Options Form is available from CIS or your financial representative to establish an Automatic Exchange Plan.


     Every exchange constitutes a sale of fund shares for federal income tax purposes, on which an investor may realize a long- or short-term capital gain or loss.

SELF-SERVICING YOUR ACCOUNT WITH CDC NVEST FUNDS PERSONAL ACCESS LINE(R) AND WEB SITE

     CDC Nvest Funds shareholders may access account information, including share balances and recent account activity online, by visiting our Web site at www.cdcnvestfunds.com. Transactions may also be processed online for certain accounts (restrictions may apply). Such transactions include purchases, redemptions and exchanges, and shareholders are automatically eligible for these features. CDC Nvest Funds has taken measures to ensure the security of shareholder accounts, including the encryption of data and the use of personal identification numbers (PIN). In addition, you may restrict these privileges from your account by calling CDC Nvest Funds at 800-225-5478, or writing to us at P.O. Box 219579, Kansas City, MO 64121-9579. More information regarding these features may be found on our Web site at www.cdcnvestfunds.com.

     Investor activity through these mediums is subject to the terms and conditions outlined in the following CDC NVEST FUNDS ONLINE AND TELEPHONIC
CUSTOMER AGREEMENT. This agreement is also posted on our Web site. The initiation of any activity through the CDC Nvest Funds Personal Access Line(R) or Web site at www.cdcnvestfunds.com by an investor shall indicate agreement with the following terms and conditions:

            CDC NVEST FUNDS ONLINE AND TELEPHONIC CUSTOMER AGREEMENT

NOTE: ACCESSING OR REQUESTING ACCOUNT INFORMATION OR TRANSACTIONS THROUGH THIS SITE CONSTITUTES AND SHALL BE DEEMED TO BE AN ACCEPTANCE OF THE FOLLOWING TERMS AND CONDITIONS.

     The accuracy, completeness and timeliness of all mutual fund information provided is the sole responsibility of the mutual fund company which provides the information. No party which provides a connection between this Web site and a mutual fund or its transfer agency system can verify or ensure the receipt of any information transmitted to or from a mutual fund or its transfer agent, or the acceptance by, or completion of any transaction with, a mutual fund.

     The online acknowledgments or other messages which appear on your screen for transactions entered do not mean that the transactions have been received, accepted or rejected by the mutual fund. These acknowledgments are only an indication that the transactional information entered by you has either been transmitted to the mutual fund, or that it cannot be transmitted. It is the responsibility of the mutual fund to confirm to you that it has received the information and accepted or rejected a transaction. It is the responsibility of the mutual fund to deliver to you a current prospectus, confirmation statement and any other documents or information required by applicable law.

NO TRANSACTION SHALL BE DEEMED ACCEPTED UNTIL YOU RECEIVE A WRITTEN CONFIRMATION FROM THE FUND COMPANY.

     You are responsible for reviewing all mutual fund account statements received by you in the mail in order to verify the accuracy of all mutual fund account information provided in the statement and transactions entered through this site. You are also responsible for promptly notifying the mutual fund of any errors or inaccuracies relating to information contained in, or omitted from, your mutual fund account statements, including errors or inaccuracies arising from the transactions conducted through this site.

TRANSACTIONS ARE SUBJECT TO ALL REQUIREMENTS, RESTRICTIONS AND FEES AS SET FORTH IN THE PROSPECTUS OF THE SELECTED FUND.

THE CONDITIONS SET FORTH IN THIS AGREEMENT EXTEND NOT ONLY TO TRANSACTIONS TRANSMITTED VIA THE INTERNET BUT TO TELEPHONIC TRANSACTIONS INITIATED THROUGH THE CDC NVEST FUNDS PERSONAL ACCESS LINE(R).

     You are responsible for the confidentiality and use of your personal identification numbers, account numbers, social security numbers and any other personal information required to access the site or transmit telephonically. Any individual that possesses the information required to pass through all security measures will be presumed to be you. All transactions submitted by an individual presumed to be you will be solely your responsibility.

     You agree that CDC Nvest Funds does not have the responsibility to inquire as to the legitimacy or propriety of any instructions received from you or any person believed to be you, and is not responsible or liable for any losses that may occur from acting on such instructions.

     CDC Nvest Funds is not responsible for incorrect data received via the Internet or telephonically from you or any person believed to be you. Transactions submitted over the Internet and telephonically are solely your responsibility and CDC Nvest Funds makes no warranty as to the correctness, completeness, or the accuracy of any transmission. Similarly CDC Nvest Funds bears no responsibility for the performance of any computer hardware, software, or the performance of any ancillary equipment and services such as telephone lines, modems, or Internet service providers.

     The processing of transactions over this site or telephonically will involve the transmission of personal data including social security numbers, account numbers and personal identification numbers. While CDC Nvest Funds has taken reasonable security precautions including data encryption designed to protect the integrity of data transmitted to and from the areas of our Web site that relate to the processing of transactions, we disclaim any liability for the interception of such data.

You agree to immediately notify CDC Nvest Funds if any of the following occurs:

1. You do not receive confirmation of a transaction submitted via the Internet or telephonically within five (5) business days.

2. You receive confirmation of a transaction of which you have no knowledge and was not initiated or authorized by you.

3. You transmit a transaction for which you do not receive a confirmation number.

4. You have reason to believe that others may have gained access to your personal identification number (PIN) or other personal data.

5. You notice an unexplained discrepancy in account balances or other changes to your account, including address changes, and banking instructions on any confirmations or statements.

     Any costs incurred in connection with the use of the CDC Nvest Funds Personal Access Line(R) or the CDC Nvest Funds Internet site including telephone line costs and Internet service provider costs are solely your responsibility. Similarly CDC Nvest Funds makes no warranties concerning the availability of Internet services or network availability.

     CDC Nvest Funds reserves the right to suspend, terminate or modify the Internet capabilities offered to shareholders without notice.

You have the ability to restrict internet AND Telephonic access to your accounts by notifying CDC Nvest Funds of your desire to do so.

         Written notifications to CDC Nvest Funds should be sent to:

         CDC Nvest Funds
         P.O.  Box 219579
         Kansas City, MO 64121-9579

Notification may also be made by calling 800-225-5478 during normal business hours.

--------------------------------------------------------------------------------
                                   REDEMPTIONS
--------------------------------------------------------------------------------


     The procedures for redemption of Fund shares by mail are summarized in the Prospectus. As described in the Prospectus, a CDSC may be imposed in certain instances upon the redemption of Fund shares that were acquired through an exchange of shares of the CDC Nvest Funds. For purposes of the CDSC, an exchange of shares from one Fund to another Fund is not considered a redemption or purchase. For federal tax purposes, however, such an exchange is considered a sale and a purchase and, therefore, would be considered a taxable event on which you may recognize a gain or loss. Any applicable CDSC will be calculated in the manner described in the relevant prospectus and related statement of additional information of the CDC Nvest Funds.

     The Funds will only accept signature guarantees bearing the STAMP 2000 Medallion imprint. A medallion signature guarantee may be required if the proceeds are sent to a record address that has changed within the last 30 days, the redemption amount exceeds $100,000, the proceeds are sent to a different payee or address than what is listed on the account or if the proceeds are sent by check, wire, or in some circumstances ACH to a bank account whose owner(s) do not match the owner(s) of the fund account.

     A shareholder is automatically enrolled with the option to redeem shares by telephone or Internet when completing the Fund application. If changes to the option need to be made subsequently, a shareholder must use the Service Options Form, available at www.cdcnvestfunds.com or from your investment dealer. When selecting the service, a shareholder may have his or her withdrawal proceeds sent to his or her bank, in which case the shareholder must designate a bank account on his or her application or Service Options Form to which the redemption proceeds should be sent as well as provide a check marked "VOID" and/or a deposit slip that includes the routing number of his or her bank. Any change in the bank account so designated may be made by furnishing to CIS or your investment dealer a completed Service Options Form. Whenever the Service Options Form is used, if the names on the voided check or deposit slip do not match the names on your account, the shareholder's signature must be signature guaranteed bearing the STAMP 2000 Medallion imprint.

     Telephone or Internet redemptions by wire may only be made if the designated bank is a member of the Federal Reserve System or has a correspondent bank that is a member of the System. If the account is with a savings bank, it must have only one correspondent bank that is a member of the System. The Fund, the Distributor and State Street Bank are not responsible for the authenticity of withdrawal instructions received by telephone, subject to established verification procedures. CIS, as agreed to with the Fund, will employ reasonable procedures to confirm that your telephone instructions are genuine, and if it does not, it may be liable for any losses due to unauthorized or fraudulent instructions. Such verification procedures include, but are not limited to, requiring a form of personal identification prior to acting on an investor's telephone instructions and recording an investor's instructions.

     If you select the telephone or Internet redemption service in the manner described in the previous paragraph, shares of the Fund may be redeemed by calling toll free 800-225-5478 or accessing www.cdcnvestfunds.com. If you choose a redemption by wire, a wire fee, currently $5.00, will be deducted from the proceeds and the receiving institution may also charge a fee. Redemption requests must be received by the close of regular trading on the Exchange. Requests made after that time or on a day when the Exchange is not open for business will receive the next business day's closing price. The proceeds of a withdrawal will normally be sent on the first business day following receipt of a proper redemption request, which complies with the redemption procedures established by the Fund from time to time.

     Checkwriting  is  available  on  Class  A  shares  of the  Fund.  To  elect checkwriting for your account, select the checkwriting option on your application and complete the attached signature card. To add checkwriting to an existing account, please call 800-225-5478 or go to www.cdcnvestfunds.com for our Service Options Form. The Fund will send you checks drawn on State Street Bank. You will continue to earn dividends on shares redeemed by check until the check clears. Each check must be written for $250 or more. The checkwriting privilege does not apply to shares for which you have requested share certificates be issued. Checkwriting is not available for investor accounts containing Class A shares subject to a CDSC. If you use withdrawal checks, you will be subject to State Street Bank's rules governing checking accounts. The Fund and the Distributor are in no way responsible for any checkwriting account established with State Street Bank. You may not close your account by withdrawal check because the exact balance of your account will not be known until after the check is received by State Street Bank.


     The redemption price will be the net asset value per share (less any applicable CDSC) next determined after the redemption request and any necessary special documentation are received by State Street Bank or your investment dealer in proper form. Payment normally will be made by State Street Bank on behalf of the Fund within seven days thereafter. However, in the event of a request to redeem shares for which the Fund has not yet received good payment, the Fund reserves the right to withhold payments of redemption proceeds if the purchase of shares was made by a check which was deposited within ten calendar days prior to the redemption request (unless the Fund is aware that the check has cleared).

     In order to redeem shares electronically through the ACH system, a shareholder's bank or credit union must be a member of the ACH system and the shareholder must have a completed, approved ACH application on file. In addition, the telephone request must be received no later than 4:00 p.m. (Eastern Time). Upon receipt of the required information, the appropriate number of shares will be redeemed and the monies forwarded to the bank designated on the shareholder's application through the ACH system. The redemption will be processed the day the telephone call is made and the monies generally will arrive at the shareholder's bank within three business days. The availability of these monies will depend on the individual bank's rules.

     The Fund will normally redeem shares for cash; however, the Fund reserves the right to pay the redemption price wholly or partly in kind if the Trust's Board of Trustees determines it to be advisable and in the interest of the remaining shareholders of the Fund. The redemptions in kind will be selected by the Fund's subadviser in light of the Fund's objective and will not generally represent a pro rata distribution of each security held in the Fund's portfolio. If portfolio securities are distributed in lieu of cash, the shareholder will normally incur brokerage commissions upon subsequent disposition of any such securities. However, the Fund has elected to be governed by Rule 18f-1 under the 1940 Act, pursuant to which the Fund is obligated to redeem shares solely in cash for any shareholder during any 90-day period up to the lesser of $250,000 or 1% of the total net asset value of the Fund at the beginning of such period. The Fund does not currently intend to impose any redemption charge (other than the CDSC imposed by the Fund's Distributor), although it reserves the right to charge a fee not exceeding 1% of the redemption price. A redemption constitutes a sale of shares for federal income tax purposes on which the investor may realize a long- or short-term capital gain or loss. See "Net Income, Dividends and Valuation" and "Taxes" below.

SMALL ACCOUNT POLICY


     When your account falls below a set minimum as determined by the Board of Trustees from time to time, the Fund may charge you a fee in the amount of $20. The fee is subject to change. This minimum balance fee does not apply to accounts with active investment builder and payroll deduction programs, account that fall below the minimum as a result of the automatic conversion for Class B shares to Class A shares, account held through the National Securities Clearing Corporation, or retirement accounts. The Fund will impose this fee by selling the number of shares from your account necessary to pay the fee. The Fund also reserves the right to close your account and send you the proceeds if the balance in your account falls below a set minimum as determined by the Board of Trustees.

--------------------------------------------------------------------------------
                       NET INCOME, DIVIDENDS AND VALUATION
--------------------------------------------------------------------------------

DETERMINATION OF NET INCOME

     The net income of the Fund is determined as of the close of regular trading (normally 4:00 p.m. Eastern time) on each day that the Exchange is open for trading. In addition, in CDC IXIS Advisers' discretion, the Fund's shares may be priced on a day the Exchange is closed for trading if CDC IXIS Advisers in its discretion determines that there has been enough trading in that Fund's portfolio securities to materially affect the net asset value of the Fund's shares. For example, the Fund may price its shares on days on which the Exchange is closed but the fixed income markets are open for trading. The Fund does not expect to price its shares on the following holidays: New Year's Day, Martin Luther King Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Net income includes (i) all interest accrued and discount earned on the portfolio investments of the Fund, minus (ii) amortized premium on such investments, plus or minus (iii) all realized gains and losses on such investments, and minus (iv) all expenses of the Fund.

DAILY DIVIDENDS

     As described in the Prospectus, the net income of the Fund is declared as a dividend, at the closing of regular trading on the Exchange each day that the Exchange is open. In general, all investments in the Fund begin to accrue dividends on the business day following the date the purchase amount is invested in the Fund. Dividends accrue up to and including the date of redemption. Dividends will be paid in cash to the shareholder if the shareholder has notified State Street Bank in writing of the election on or before payable date. Net investment income accruing on Saturdays, Sundays and other days on which the Exchange is closed is declared as a dividend on the immediately following business day. Although the Fund does not expect to realize any long-term capital gains, if such gains are realized they will be distributed once a year, after applying any available capital loss carryovers. If you elect to receive your dividends in cash and the dividend checks sent to you are returned "undeliverable" to the Fund or remain uncashed for six months, your cash election will be automatically changed and your future dividends will be reinvested. No interest will accrue on amounts represented by uncashed dividend or redemption checks.

VALUATION OF THE FUND'S PORTFOLIO INVESTMENTS


     The total net asset value of the Fund (the excess of the Fund's assets over its liabilities) is determined by the custodian as of the close of regular trading on the Exchange on each day the Exchange is open for trading. (See "Determination of Net Income.") Under normal market conditions, portfolio securities will be valued at amortized cost as described below. In certain circumstances as permitted under SEC regulations, the Fund's portfolio securities may be valued at their fair value as determined in good faith by the Trust's Board of Trustees or persons acting pursuant to procedures approved by the Board of Trustees.Expenses of the Fund are paid or accrued each day.

     Under the amortized cost method of valuation, securities are valued at cost on the date of purchase. Thereafter, the value of securities purchased at a discount or premium is increased or decreased incrementally each day so that at maturity the purchase discount or premium is fully amortized and the value of the security is equal to its principal amount. Due to fluctuations in interest rates, the amortized cost value of the securities of the Fund may at times be more or less than their market value.


     By using amortized cost valuation, the Fund seeks to maintain a constant net asset value of $1.00 per share despite minor shifts in the market value of their portfolio securities. The yield on a shareholder's investment may be more or less than that which would be recognized if the net asset value per share were not constant and were permitted to fluctuate with the market value of the portfolio securities of the Fund. However, as a result of the following procedures, it is believed that any difference will normally be minimal. The trustees monitor quarterly the deviation between the net asset value per share of the Fund as determined by using available market quotations and its amortized cost price per share. Reich & Tang makes such comparisons at least weekly and will advise the trustees promptly in the event of any significant deviation. If the deviation exceeds 1/2 of 1% for the Fund, the Board of Trustees will consider what action, if any, should be initiated to provide fair valuation of the portfolio securities of that Fund and prevent material dilution or other unfair results to shareholders. Such action may include redemption of shares in kind; selling portfolio securities prior to maturity; withholding dividends; or using a net asset value per share as determined by using available market quotations. There is no assurance that the Fund will be able to maintain its net asset value at $1.00.

DETERMINATION OF YIELD

     YIELD. The Fund's yield, as it may appear in advertisements or written sales material, represents the net change, exclusive of capital changes, in the value of a hypothetical account having a balance of one share at the beginning of the period for which yield is determined (the "base period"). Current yield for the base period (for example, seven calendar days) is calculated by dividing
(i) the net change in the value of the account for the base period by (ii) the number of days in the base period. The resulting number is then multiplied by 365 to determine the net income on an annualized basis. This amount is divided by the value of the account as of the beginning of the base period, normally $1, in order to state the current yield as a percentage. Yield may also be calculated on a compound basis ("effective" or "compound" yield) which assumes continual reinvestment throughout an entire year of net income earned at the same rate as net income is earned by the account for the base period.


     The Fund's yield for the seven days ended June 30, 2004 and effective yield based on such seven-day period were, respectively, 0.26% and 0.26%. The yield is based on the expenses paid by Classes A, B and C shares.

     Yield is calculated without regard to realized and unrealized gains and losses. The yield of the Fund will vary depending on prevailing interest rates, operating expenses and the quality, maturity and type of instruments held in the portfolio of that Fund. Consequently, no yield quotation should be considered as representative of what the yield of the Fund may be for any future period. The Fund's yields are not guaranteed. At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

     Shareholders comparing the Fund's yield with that of alternative investments (such as savings accounts, various types of bank deposits, and other money market funds) should consider such things as liquidity, minimum balance requirements, checkwriting privileges, the differences in the periods and methods used in the calculation of the yields being compared, and the impact of taxes on alternative types of investments.

     Yield information may be useful in reviewing the Fund's performance and providing a basis for comparison with other investment alternatives. However, unlike bank deposits, traditional corporate or municipal bonds or other investments which pay a fixed yield for a stated period of time, money market fund yields fluctuate.

CALCULATION OF TOTAL RETURN AND AVERAGE ANNUAL TOTAL RETURN

     Total return (including average annual total return) is a measure of the change in value of an investment in the Fund over the period covered, which assumes that any dividends or capital gains distributions are automatically reinvested in shares of the same class of that Fund rather than paid to the investor in cash. The Fund may show total return and average annual total return of each class for the one-year, five-year and ten-year periods (or for the period since inception, if shorter) through the end of the most recent calendar quarter. The formula for total return used by the Fund is prescribed by the SEC and includes three steps: (1) adding to the total number of shares of the particular class that would be purchased by a hypothetical $1,000 investment in the Fund (with or without giving effect to the deduction of sales charge or CDSC, if applicable) all additional shares that would have been purchased if all dividends and distributions paid or distributed during the period had been automatically reinvested; (2) calculating the value of the hypothetical initial investment as of the end of the period by multiplying the total number of shares owned at the end of the period by the net asset value per share of the relevant class on the last trading day of the period; and (3) dividing this account value for the hypothetical investor by the amount of the initial investment, and annualizing the result where appropriate. Total return may be stated with or without giving effect to any expense limitations in effect for the Fund. If the Fund presents returns reflecting an expense limitation or waiver, its total return would have been lower if no limitation or waiver were in effect.

--------------------------------------------------------------------------------
                                      TAXES
--------------------------------------------------------------------------------

IN GENERAL

     The following is intended to be a general summary of certain federal income tax consequences of investing in the Fund. It is not intended as a complete discussion of all such consequences, nor does it purport to deal with all categories of investors. Investors are therefore advised to consult with their tax advisors before making an investment in the Fund.

TAXATION OF THE FUND


     The tax status of the Fund and the distributions that the Fund may make are summarized in the section of the Prospectus entitled "Tax Consequences." The Fund intends to qualify each year for treatment as a regulated investment company under the provisions of Subchapter M of the Internal Revenue Code (the "Code"). If the Fund so qualifies, the Fund will not be subject to federal income tax on net income and net realized capital gains distributed to shareholders. In order to qualify, the Fund must, among other things, (i) distribute annually at least 90% of the sum of its net investment income, its net tax-exempt income and net realized short-term capital gains; (ii) derive at least 90% of its gross income from dividends, interest, payments with respect to certain securities loans, gains from the sale of securities or foreign currencies, or other income (including, but not limited to gains from options, futures or forward contracts) derived with respect to its business of investing in such stock, securities or currencies; and (iii) diversify its holdings so that at the end of each fiscal quarter (a) at least 50% of the value of its total assets consists of cash, U.S. government securities, securities of other regulated investment companies, and other securities limited generally, with respect to any one issuer, to no more than 5% of the value of the Fund's total assets and 10% of the outstanding voting securities of such issuer, and (b) not more than 25% of the value of its assets is invested in the securities (other than those of the U.S. government or other regulated investment companies) of any one issuer or of two or more issuers which the Fund controls and which are engaged in the same, similar or related trades or businesses.

     To avoid certain excise taxes, the Fund must distribute by December 31 each year substantially all of its ordinary income realized in that year, and any previously undistributed capital gains it realized in the twelve months ended on October 31 of that year (or December 31, if the Fund is permitted to elect and so elects). Certain dividends declared by the Fund in October, November or December but not actually received by you until January will be treated for federal tax purposes as though you had received them on December 31 of the year in which declared.

TAXATION OF FUND DISTRIBUTIONS

     It is not expected that the Fund will realize any long-term capital gains. However, to the extent that distributions of any net realized long-term capital gains (i.e., the excess of net gains from capital assets held for more than one year over net losses from capital assets held for not more than one year) are made to shareholders of the Fund, such gains are taxable to such shareholders as long-term capital gains, whether received in cash or additional shares and regardless of how long shareholders have held their shares. Such distributions are not eligible for the dividends-received deduction for corporations or for treatment as qualified dividend income by individuals. Distributions derived from short-term net capital gains and investment income are generally taxable to you at ordinary income rates.

SALE OR REDEMPTION OF FUND SHARES

     The sale, exchange or redemption of Fund shares may give rise to a gain or loss. In general, any gain or loss realized upon a taxable disposition of shares will be treated as long-term capital gain or loss if the shares have been held for more than 12 months. Otherwise the gain or loss on the sale, exchange or redemption of Fund shares will be treated as short-term capital gain or loss. However, if a shareholder sells shares at a loss within six months of purchase, any loss will be disallowed for federal income tax purposes to the extent of any exempt-interest dividends received on such shares. In addition, any loss (not already disallowed as provided in the preceding sentence) realized upon a taxable disposition of shares held for six months or less will be treated as long-term, rather than short-term, to the extent of any long-term capital gain distributions received by the shareholder with respect to shares. All or a portion of any loss realized upon a taxable disposition of Fund shares will be disallowed if other shares of the same Fund are purchased within 30 days before or after the disposition. In such a case, the basis of the newly purchased shares will be adjusted to reflect the disallowed loss.

     Long-term capital gain rates applicable to individuals have been temporarily reduced--in general, to 15% with lower rates applying to taxpayers in the 10% and 15% rate brackets--for taxable years beginning on or before December 31, 2008.

OTHER TAX CONSIDERATIONS

     The Fund is required to withhold and remit to the U.S. Treasury a percentage of the taxable dividends and other distributions paid to and proceeds of share sales, exchanges or redemptions made by you if you do not provide a correct, certified taxpayer identification number (TIN), if the Fund is notified that you have underreported income in the past, or if you fail to certify to the Fund that you are not subject to such withholding. If you are a tax-exempt shareholder, however, these backup withholding rules will not apply so long as you furnish the Fund with an appropriate certification. The backup withholding tax rate is 28% for amounts paid through 2010. The backup withholding tax rate will be 31% for amounts paid after December 31, 2010.

     The foregoing relates only to federal income taxation of individuals and corporations. Prospective shareholders should consult their tax advisers as to the possible application of state and local income tax laws to Fund dividends and capital gain distributions and the tax consequences of retirement plans offering tax benefits. Information regarding the tax status of distributions made by the Fund will be sent to shareholders shortly after the end of each calendar year.

     The foregoing is a general and abbreviated summary of the applicable provisions of the Code and related regulations currently in effect. For the complete provisions, reference should be made to the pertinent Code sections and regulations. The Code and regulations are subject to change by legislative or administrative actions.

--------------------------------------------------------------------------------
                              FINANCIAL STATEMENTS
--------------------------------------------------------------------------------


     The Financial Statements of the Fund and the related report of the independent registered public accounting firm included in the annual report of the Fund for the year ended June 30, 2004 are incorporated herein by reference. The Fund's annual and semiannual reports are available upon request and without charge. The Fund will send a single copy of its annual and semiannual reports to an address at which more than one shareholder of record with the same last name has indicated that mail is to be delivered. Shareholders may request additional copies of any annual or semiannual report by telephone at 800- 225-5478 or by writing to the Fund at: CDC IXIS Asset Management Distributors, L.P., 399 Boylston Street, Boston, Massachusetts 02116. The annual and semi annual reports are also available on-line at the SEC's website, at www.sec.gov.

--------------------------------------------------------------------------------
                                   APPENDIX A
--------------------------------------------------------------------------------

                       DESCRIPTION OF CERTAIN INVESTMENTS

     OBLIGATIONS BACKED BY FULL FAITH AND CREDIT OF THE U.S. GOVERNMENT -- bills, certificates of indebtedness, notes and bonds issued by (i) the U.S. Treasury or (ii) agencies, authorities and instrumentalities of the U.S. government or other entities and backed by the full faith and credit of the U.S. government. Such obligations include, but are not limited to, obligations issued by the Government National Mortgage Association, the Farmers' Home Administration and the Small Business Administration.

     OTHER U.S. GOVERNMENT OBLIGATIONS -- bills, certificates of indebtedness, notes and bonds issued by agencies, authorities and instrumentalities of the U.S. government which are supported by the right of the issuer to borrow from the U.S. Treasury or by the credit of the agency, authority or instrumentality itself. Such obligations include, but are not limited to, obligations issued by the Tennessee Valley Authority, the Bank for Cooperatives, Federal Home Loan Banks, Federal Intermediate Credit Banks, Federal Land Banks and the Federal National Mortgage Association.

     REPURCHASE AGREEMENTS -- agreements by which the Fund purchases a security (usually a U.S. government obligation) and obtains a simultaneous commitment from the seller (a member bank of the Federal Reserve System or, to the extent permitted by the 1940 Act, a recognized securities dealer) to repurchase the security at an agreed upon price and date. The resale price is in excess of the purchase price and reflects an agreed upon market rate unrelated to the coupon rate on the purchased security. Such transactions afford an opportunity for the Fund to earn a return on temporarily available cash at minimal market risk, although the Fund may be subject to various delays and risks of loss if the seller is unable to meet its obligation to repurchase.

     CERTIFICATES OF DEPOSIT -- certificates issued against funds deposited in a bank, are for a definite period of time, and earn a specified rate of return and are normally negotiable.

     BANKERS' ACCEPTANCES -- short-term credit instruments used to finance the import, export, transfer or storage of goods. They are termed "accepted" when a bank guarantees their payment at maturity.

     YANKEEDOLLAR OBLIGATIONS -- obligations of U.S. branches of foreign banks.
     ------------------------

     EURODOLLAR OBLIGATIONS -- dollar-denominated obligations of foreign banks (including U.S. and London branches of foreign banks) and foreign branches of U.S. banks.

     COMMERCIAL PAPER -- refers to promissory notes issued by corporations in order to finance their short-term credit needs.

     CORPORATE OBLIGATIONS -- include bonds and notes issued by corporations in order to finance longer-term credit needs.

--------------------------------------------------------------------------------
                                   APPENDIX B
--------------------------------------------------------------------------------

                        DESCRIPTION OF SECURITIES RATINGS

Set forth below are descriptions of the highest ratings of Moody's Investors Service, Inc. ("Moody's"), Standard & Poor's Ratings Group ("S&P") and Fitch Investors Service, Inc. ("Fitch") for corporate and municipal bonds, commercial paper and short-term tax-exempt obligations. Ratings for commercial paper have been included since certain of the obligations which the Funds are authorized to purchase have characteristics of commercial paper and have been rated as such by Moody's, S&P and Fitch.

MOODY'S INVESTORS SERVICE, INC.

         CORPORATE AND MUNICIPAL BOND RATINGS


     Aaa: Bonds which are rated `Aaa' are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.


     Aa: Bonds which are rated Aa are judged to be high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in Aaa securities.

     Moody's bond ratings, where specified, are applicable to financial contracts, senior bank obligations and insurance company senior policyholder and claims obligations with an original maturity in excess of one year. Obligations relying upon support mechanisms such as letter-of-credit and bonds of indemnity are excluded unless explicitly rated. Obligations of a branch of a bank are considered to be domiciled in the country in which the branch is located.

     Unless noted as an exception, Moody's rating on a bank's ability to repay senior obligations extends only to branches located in countries which carry a Moody's Sovereign Rating for Bank Deposits. Such branch obligations are rated at the lower of the bank's rating or Moody's Sovereign Rating for the Bank Deposits for the country in which the branch is located. When the currency in which an obligation is denominated is not the same as the currency of the country in which the obligation is domiciled, Moody's ratings do not incorporate an opinion as to whether payment of the obligation will be affected by the actions of the government controlling the currency of denomination. In addition, risk associated with bilateral conflicts between an investor's home country and either the issuer's home country or the country where an issuer branch is located are not incorporated into Moody's ratings.

     Moody's makes no representation that rated bank obligations or insurance company obligations are exempt from registration under the Securities Act of 1933 or issued in conformity with any other applicable law or regulation. Nor does Moody's represent any specific bank or insurance company obligation is legally enforceable or a valid senior obligation of a rated issuer.

     Moody's applies numerical modifiers, 1, 2, and 3 in the generic rating classified Aa in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic rating category; the modifier 2 indicates a mid-range ranking; and the modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

     SHORT-TERM MUNICIPAL NOTES RATINGS

     The two highest ratings of Moody's for short-term municipal notes are MIG-1 and MIG-2: MIG-1 denotes "best quality, enjoying strong protection from established cash flows;" MIG-2 denotes "high quality," with margins of protection ample although not so large as in the preceding group.

         COMMERCIAL PAPER RATINGS

     The rating P-1 is the highest commercial paper rating assigned by Moody's. Among the factors considered by Moody's in assigning ratings are the following:
(1) evaluation of the management of the issuer; (2) economic evaluation of the issuer's industry or industries and an appraisal of speculative-type risks which may be inherent in certain areas; (3) evaluation of the issuer's products in relation to competition and customer acceptance; (4) liquidity; (5) amount and quality of long-term debt; (6) trend of earnings over a period of ten years; (7) financial strength of a parent company and the relationships which exist with the issuer; and (8) recognition by the management of obligations which may be present or may arise as a result of public interest questions and preparations to meet such obligations.

         CORPORATE SHORT-TERM DEBT RATINGS

     Moody's short-term debt ratings are opinions of the ability of issuers to repay punctually senior debt obligations. These obligations have an original maturity not exceeding one year, unless explicitly noted.

     PRIME-1: Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics: leading market positions in well-established industries; high rates of return on funds employed; conservative capitalization structure with moderate reliance on debt and ample asset protection; broad margins in earnings coverage of fixed financial charges and high internal cash generation; and well-established access to a range of financial markets and assured sources of alternate liquidity.

STANDARD & POOR'S RATINGS SERVICES

         ISSUE CREDIT RATING DEFINITIONS

     A Standard & Poor's issue credit rating is a current opinion of the creditworthiness of an obligor with respect to a specific financial obligation, a specific class of financial obligations, or a specific financial program (including ratings on medium term note programs and commercial paper programs). It takes into consideration the creditworthiness of guarantors, insurers, or other forms of credit enhancement on the obligation and takes into account the currency in which the obligation is denominated. The issue credit rating is not a recommendation to purchase, sell, or hold a financial obligation, inasmuch as it does not comment as to market price or suitability for a particular investor.

     Issue credit ratings are based on current information furnished by the obligors or obtained by Standard & Poor's from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any credit rating and may, on occasion, rely on unaudited financial information. Credit ratings may be changed, suspended, or withdrawn as a result of changes in, or unavailability of, such information, or based on other circumstances.

     Issue credit ratings can be either long-term or short-term. Short-term ratings are generally assigned to those obligations considered short term in the relevant market. In the U.S., for example, that means obligations with an original maturity of no more than 365 days -- including commercial paper. Short-term ratings are also used to indicate the creditworthiness of an obligor with respect to put features on long-term obligations. The result is a dual rating, in which the short-term rating addresses the put feature, in addition to the usual long-term rating. Medium-term notes are assigned long-term ratings.

     Issue credit ratings are based, in varying degrees, on the following considerations: likelihood of payment -- capacity and willingness of the obligor to meet its financial commitment on an obligation in accordance with the terms of the obligation; nature of and provisions of the obligation; protection afforded by, and relative position of, the obligation in the event of bankruptcy, reorganization, or other arrangement under the laws of bankruptcy and other laws affecting creditors' rights.

     The issue rating definitions are expressed in terms of default risk. As such, they pertain to senior obligations of an entity. Junior obligations are typically rated lower than senior obligations, to reflect the lower priority in bankruptcy, as noted above. (Such differentiation applies when an entity has both senior and subordinated obligations, secured and unsecured obligations, or operating company and holding company obligations.) Accordingly, in the case of junior debt, the rating may not conform exactly with the category definition.

CORPORATE AND MUNICIPAL BOND RATINGS


     AAA: An obligation rated `AAA' has the highest rating assigned by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is extremely strong.


     AA: An obligation rated `AA' differs from the highest rated obligations only in small degree. The obligor's capacity to meet its financial commitment on the obligation is very strong.

     Debt obligations of issuers outside the United States and its territories are rated on the same basis as domestic corporate and municipal issues. The ratings measure the creditworthiness of the obligor but do not take into account currency exchange and related uncertainties.

     SHORT-TERM MUNICIPAL NOTES RATINGS

     S&P does not rate short-term municipal notes as such.

     COMMERCIAL PAPER RATINGS DEFINITIONS

     A Standard & Poor's commercial paper rating is a current assessment of the likelihood of timely payment of debt having an original maturity of no more than 365 days.

     A-1: A short-term obligation rated `A-1' is rated in the highest category by Standard & Poor's. The obligor's capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitment on these obligations is extremely strong.

     A-2: A short-term obligation rated `A-2' is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor's capacity to meet its financial commitment on the obligation is satisfactory.

     A commercial paper rating is not a recommendation to purchase, sell or hold a security inasmuch as it does not comment as to market price or suitability for a particular investor. The ratings are based on current information furnished to Standard & Poor's by the issuer or obtained from other sources it considers reliable. Standard & Poor's does not perform an audit in connection with any rating and may, on occasion, rely on unaudited financial information. The ratings may be changed, suspended, or withdrawn as a result of changes in or unavailability of such information.

FITCH INVESTORS SERVICE, INC.

     COMMERCIAL PAPER AND SHORT-TERM RATINGS

     The rating Fitch-1 (Highest Grade) is the highest commercial rating assigned by Fitch. Paper rated Fitch-1 is regarded as having the strongest degree of assurance for timely payment. The rating Fitch-2 (Very Good Grade) is the second highest commercial paper rating assigned by Fitch and reflects an assurance of timely payment only slightly less in degree than the strongest issues.

     BOND AND LONG-TERM RATINGS

     Bonds rated AAA by Fitch are judged by Fitch to be strictly high grade, broadly marketable, suitable for investment by trustees and fiduciary institutions and are liable to slight market fluctuation other than through changes in the money rate. The prime feature of an AAA bond is a showing of earnings several times or many times interest requirements, with such stability of applicable earnings that safety is beyond reasonable question despite changes that may occur in conditions. Bonds rated AA by Fitch, whose merits are not unlike those of the AAA class, but whose margin of safety is less strikingly broad, are judged by Fitch to be of safety virtually beyond question and are readily salable. The issue may be the obligation of a small company, that is strongly secured but influenced as to rating by the lesser financial power of the enterprise and by a more local type of market.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                       Registration Nos. 2-68348
                                                                        811-2819


                         CDC NVEST CASH MANAGEMENT TRUST
                                     PART C
                                OTHER INFORMATION

Item 23. Exhibits

(a)  Articles of Incorporation

     The Registrant's Fifth Restatement of Amended Agreement and Declaration of Trust dated August 22, 2002 (the "Agreement and Declaration") is incorporated by reference to exhibit (a) to Post-Effective Amendment ("PEA") No. 40 to the initial registration statement (the "Registration Statement") filed on August 27, 2002.

(b)  By-Laws


     (1) The Registrant's Amended and Restated By-Laws dated February 27, 2004 (the "By-Laws") are filed herewith.






(c)  Instruments Defining Rights of Security Holders

     Rights of shareholders are described in Article III, Section 6 of the Registrant's Agreement and Declaration incorporated by reference to exhibit
     (a) to PEA No. 40 to the Registration Statement filed on August 27, 2002.

(d)  Investment Advisory Contracts

     (1) Advisory Agreement dated October 1, 2001 between the Registrant, on behalf of its Money Market Series and CDC IXIS Asset Management Advisers, L.P. ("CDC IXIS Advisers") is incorporated by reference to exhibit (d)(1) to PEA No. 40 to the Registration Statement filed on August 27, 2002.

     (2) Subadvisory Agreement dated October 1, 2001 among the Registrant, CDC IXIS Advisers and Reich & Tang Asset Management, LLC ("Reich & Tang") is incorporated by reference to exhibit (d)(2) to PEA No. 40 to the Registration Statement filed on August 27, 2002.

(e)  Underwriting Contracts

     (1) Distribution Agreement dated October 30, 2000 between the Registrant, on behalf of its Money Market Series, and CDC IXIS Asset Management Distributors, L.P. ("CDC IXIS Distributors") is incorporated by reference to exhibit (e)(1) to PEA No. 38 to the Registration Statement filed on June 29, 2001.

     (2) Form of Dealer Agreement used by CDC IXIS Distributors is filed herewith.


(f)  Bonus or Profit Sharing Contracts

     Not applicable.

(g)  Custodian Agreements

     Custodian Agreement dated May 1, 2002 between the Registrant and Investors Bank and Trust Company is incorporated by reference to exhibit (g) to PEA No. 40 to the Registration Statement filed on August 27, 2002.

(h)  Other Material Contracts

     (1) Transfer Agency and Service Agreement dated November 1, 1999 between the Registrant and CDC IXIS Asset Management Services, Inc. ("CIS") is incorporated by reference to exhibit h(1) to PEA No. 37 to the Registration Statement filed on August 28, 2000.


     (2)  First  Addendum  to  Transfer  Agency  and  Service   Agreement  dated
          September 12, 2003 is incorporated by reference to exhibit (h)(2) to PEA No. 41 to the Registration Statement filed on October 29, 2003.

     (3) Second Addendum dated January 1, 2004 to the Transfer Agency and Service Agreement is filed herewith.

     (4) Third Addendum dated July 14, 2004 to the Transfer Agency and Service Agreement is filed herewith.

     (5) Administrative Services Agreement dated October 1, 2003 between Registrant and CIS is incorporated by reference to exhibit (h)(3) to PEA No. 41 to the Registration Statement filed on October 29, 2003.

     (6) Amendment dated July 14, 2004 to the Administrative Services Agreement is filed herewith.

     (7) Reliance Agreement for Exchange Privileges dated September 30, 2003 by and among CDC Nvest Companies Trust I and CDC Nvest Funds Trust I, CDC Nvest Funds Trust II, CDC Nvest Funds Trust III, Registrant and Loomis Sayles Funds I and Loomis Sayles Funds II is incorporated by reference to exhibit (h)(4) to PEA No. 41 to the Registration Statement filed on October 29, 2003.

     (8) Customer Identification Program Delegation Letter Agreement dated September 30, 2003 amount Registrant, CMT Trust and CGM Capital Development Fund is incorporated by reference to exhibit (h)(5) to PEA No. 41 to the Registration Statement filed on October 29, 2003.


(i)  Legal Opinion

     Not applicable.

(j)  Other Opinions

     Consent of PricewaterhouseCoopers LLP is filed herewith.

(k)  Omitted Financial Statements

     Not applicable.

(l)  Initial Capital Agreements

     Not applicable.

(m)  Rule 12b-1 Plans

     Not applicable.

(n)  Rule 18f-3 Plan


     Plan pursuant to Rule 18f-3(d) under the Investment Company Act of 1940 as amended, effective February 2004 is filed herewith.


(p)  Code of Ethics


     (1)  Code of Ethics dated July 1, 2004 of Registrant is filed herewith.

     (2) Code of Ethics dated June 1, 2004 for CDC IXIS Advisers and CDC IXIS Distributors isfiled herewith.

     (3) Code of Ethics effective January 13, 2003 of Reich & Tang is incorporated by reference to exhibit (p)(3) to PEA No. 41 to the Registration Statement filed on October 29, 2003.


     (q)  Powers of Attorney


          Powers of Attorney for John T. Hailer, Paul Chenault, Edward Benjamin, Robert Blanding, Kenneth J. Cowan, Graham T. Allison, Jr, John A. Shane, Daniel M. Cain, Richard Darman and Sandra O. Moose dated June 12, 2003 designating John M. Loder, John E. Pelletier and Nicholas H. Palmerino as attorneys to sign for each Trustee is incorporated by reference to exhibit (q) to PEA No. 41 to the Registration Statement filed on October 29, 2003.

Item 24. Persons Controlled by or Under Common Control with Registrant


          The Registrant is not aware of any person controlled or under common control with any of its series. As of August 9, 2004, there were no persons that owned 25% or more of the outstanding voting securities of the Registrant.


Item 25.          Indemnification


     Under Article 4 of the Registrant's By-Laws, any past or present Trustee or officer of the Registrant (hereinafter referred to as a "Covered Person") shall be indemnified to the fullest extent permitted by law against all liability and all expenses reasonably incurred by him or her in connection with any claim, action, suit or proceeding to which he or she may be a party or otherwise involved by reason of his or her being or having been a Covered Person. That provision does not authorize indemnification when it is determined that such covered person would otherwise be liable to the Registrant or its shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties. This description is modified in its entirety by the provision of Article 4 of the Registrant's By-Laws, and is filed herewith.


     The Distribution Agreement, the Custodian Agreement, the Transfer Agency and Service Agreement and the Administrative Services Agreement (the
"Agreements") contained herein and in various post-effective amendments and incorporated herein by reference, provide for indemnification. The general effect of these provisions is to indemnify entities contracting with the Registrant against liability and expenses in certain circumstances. This description is modified in its entirety by the provisions of the Agreements as contained in this Registration Statement and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be permitted to Trustees, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the Registrant in connection with the successful defense of any claim, action, suit or proceeding) is asserted against the Registrant by such Trustee, officer or controlling person in connection with the shares being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Registrant and its Trustees, officers and employees are insured, under a policy of insurance maintained by the Registrant in conjunction with CDC IXIS Asset Management North America, L.P. ("CDC IXIS North America") and its affiliates, within the limits and subject to the limitations of the policy, against certain expenses in connection with the defense of actions, suits or proceedings, and certain liabilities that might be imposed as a result of such actions, suits or proceedings, to which they are parties by reason of being or having been such Trustees or officers. The policy expressly excludes coverage for any Trustee or officer for any claim arising out of any fraudulent act or omission, any dishonest act or omission or any criminal act or omission of the Trustee or officer.

Item 26: Business and Other Connections of Investment Adviser

(a) CDC IXIS Advisers, a wholly-owned subsidiary of CDC IXIS North America, serves as investment adviser to the Money Market Series of the Registrant. CDC IXIS Advisers was organized in 1995.

     The list required by this Item 26 regarding any other business, profession or employment of a substantial nature engaged in by officers and partners of CDC IXIS Advisers during the past two years is incorporated herein by reference to schedules A, C and D of Form ADV filed by CDC IXIS Advisers pursuant to the Investment Advisers Act of 1940, as amended (the "Advisers Act") (SEC File No. 801-48408; IARD/CRD No. 106800).


(b) Reich & Tang is the subadviser of the Registrant's Money Market Series. Reich & Tang serves as the investment adviser to a number of other registered investment companies.

     The list required by this Item 26 regarding any other business, profession, vocation or employment of substantial nature engaged in by officers and directors of Reich & Tang during the past two years is incorporated herein by reference to schedules A, C and D of form ADV filed by Reich & Tang pursuant to the Advisers Act (SEC File No. 801-47230; IARD/CRD No. 106186).

Item 27. Principal Underwriters

(a) CDC IXIS Distributors, the principal underwriter of the Registrant, also serves as principal underwriter for:

     CDC Nvest Funds Trust I
     CDC Nvest Funds Trust II
     CDC Nvest Funds Trust III

     CDC Nvest Companies Trust I
     Loomis Sayles Funds I
     Loomis Sayles Funds II


(b) The general partner and officers of the Registrant's principal underwriter, CDC IXIS Distributors, and their addresses are as follows:



                                               POSITIONS AND OFFICES              POSITIONS AND OFFICES
                  NAME                      WITH PRINCIPAL UNDERWRITER               WITH REGISTRANT

    CDC IXIS Asset Management          General Partner                        None
    Distribution Corporation

    John T. Hailer                     President and Chief Executive Officer  President, Chief Executive
                                                                              Officer and Trustee

    John E. Pelletier                  Senior Vice President, General         Secretary and Clerk, Chief
                                       Counsel, Secretary and Clerk           Legal Officer


    Scott E. Wennerholm                Senior Vice President, Treasurer,      None
                                       Chief Financial Officer, and Chief
                                       Operating Officer

    Coleen Downs Dinneen               Vice President, Deputy General         Assistant Secretary
                                       Counsel, Assistant Secretary and
                                       Assistant Clerk

    Beatriz Pina Smith                 Vice President and Assistant           None
                                       Treasurer, Controller

    Anthony Loureiro                   Vice President and Chief Compliance    None
                                       Officer


    Joanne Kane                        Anti-Money Laundering Compliance       None
                                       Officer
    Robert Krantz                      Executive Vice President               None
    Frank S. Maselli                   Executive Vice President               None
    Matthew Witkos                     Executive Vice President               None
    Jeff Coron                         Senior Vice President                  None

    Mark Doyle                         Senior Vice President                  None



    Curt Overway                       Senior Vice President                  None


    Maureen O'Neill                    Senior Vice President                  None
    Chris Walsh                        Senior Vice President                  None

    Susannah Wardly                    Senior Vice President                  None



The principal business address of all the above persons or entities is 399 Boylston Street, Boston, MA 02116.

(c)  Not applicable.

Item 28. Location of Accounts and Records

The following companies, in the aggregate, maintain possession of the documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules thereunder.

(i)                 CDC Nvest Cash Management Trust
                    399 Boylston Street
                    Boston, Massachusetts 02116

(ii)                State Street Bank and Trust Company
                    225 Franklin Street
                    Boston, Massachusetts 02110

(iii)               CDC IXIS Asset Management Services, Inc.
                    399 Boylston Street
                    Boston, MA 02116

(iv)                CDC IXIS Asset Management Distributors, L.P.
                    399 Boylston Street
                    Boston, Massachusetts 02116

(v)                 CDC IXIS Asset Management Advisers, L.P.
                    399 Boylston Street
                    Boston, MA  02116

(vi)                Reich & Tang Asset Management, LLC
                    600 Fifth Avenue
                    New York, NY 10020

(vii)               Investors Bank and Trust Company
                    200 Clarendon Street
                    Boston, MA 02116

Item 29. Management Services

          None.

Item 30. Undertakings

          The Registrant undertakes to provide its annual report of any of its series to any person who receives a prospectus for such series and who requests the annual report.

                         CDC NVEST CASH MANAGEMENT TRUST
                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment ("PEA") No. 42 to its Registration Statement under Rule 485(b) under the Securities Act of 1933, as amended, and has duly caused this PEA No. 42 to its Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston and the Commonwealth of Massachusetts on the 30th day of August, 2004.

                                                CDC Nvest Cash Management Trust

                                                By: /s/John T. Hailer
                                                John T. Hailer
                                                Chief Executive Officer


     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


SIGNATURE                             TITLE                               DATE

/s/Nicholas H. Palmerino
-------------------------------------
Nicholas H. Palmerino                 Treasurer                           August 30, 2004

GRAHAM T. ALLISON, JR.*
-------------------------------------
Graham T. Allison, Jr.                Trustee                             August 30, 2004

EDWARD A. BENJAMIN*
-------------------------------------
Edward A. Benjamin                    Trustee                             August 30, 2004

ROBERT J. BLANDING*
-------------------------------------
Robert J. Blanding                    Trustee                             August 30, 2004

DANIEL M. CAIN*
-------------------------------------
Daniel M. Cain                        Trustee                             August 30, 2004

PAUL G. CHENAULT*
-------------------------------------
Paul G. Chenault                      Trustee                             August 30, 2004

KENNETH J. COWAN*
-------------------------------------
Kenneth J. Cowan                      Trustee                             August 30, 2004

RICHARD DARMAN*
-------------------------------------
Richard Darman                        Trustee                             August 30, 2004

/s/ John T. Hailer
-------------------------------------
John T. Hailer                        Chief Executive Officer;            August 30, 2004
                                      President; Trustee







SANDRA O. MOOSE*
-------------------------------------
Sandra O. Moose                       Trustee                             August 30, 2004

JOHN A. SHANE*
-------------------------------------
John A. Shane                         Trustee                             August 30, 2004


-------------------------------------


                                                      *By:  /s/John E. Pelletier
                                                            John E. Pelletier
                                                            Attorney-In-Fact**
                                                            August 30, 2004

** Powers of Attorney are incorporated by reference to exhibit (q) to PEA No. 41 to the Registration Statement filed on October 29, 2003.

                         CDC NVEST CASH MANAGEMENT TRUST

                                  EXHIBIT INDEX

                        EXHIBITS FOR ITEM 23 OF FORM N-1A



EXHIBIT        EXHIBIT DESCRIPTION

(b)(1)         Amended and Restated By-Laws
(e)(2)         Form of Dealer Agreement
(h)(3)         Second Addendum to Transfer Agency and Service Agreement
(h)(4)         Third Addendum to Transfer Agency and Service Agreement
(h)(6)         Amendment to Administrative Services Agreement
(j)            Consent of PricewaterhouseCoopers LLP
(n)            Rule 18f-3 Plan
(p)(1)         Code of Ethics of Registrant
(p)(2)         Code of Ethics of CDC IXIS Advisers and CDC IXIS Distributors
(p)(3)         Code of Ethics of Reich & Tang